united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Stuart M Strauss, Esq. Dechert LLP

1095 Avenue of the Americas, New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2019

Item 1. Reports to Stockholders.

Class A, C, I and S Shares

SEMI-ANNUAL REPORT
As Of May 31, 2019

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.saratogacap.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

TABLE OF CONTENTS

Chairman’s Letter	Page 1
Investment Review	Page 5
Schedules of Investments	Page 18
Statements of Assets and Liabilities	Page 38
Statements of Operations	Page 39
Statements of Changes in Net Assets	Page 40
Financial Highlights	Page 42
Notes to Financials	Page 48
Supplemental Information	Page 61
Privacy Notice	Page 66

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman, President & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Stephen Ventimiglia	Vice President & Secretary
Jonathan W. Ventimiglia	Vice President, Assistant Secretary,
Treasurer & Chief Financial Officer
James S. Vitalie	Vice President
Michael J. Wagner	Chief Compliance Officer
Rose Anne Casaburri	Assistant Secretary
Aaron J. Smith	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC	Northern Lights Distributors, LLC
1616 N. Litchfield Rd., Suite 165	17605 Wright Street, Suite 2
Goodyear, Arizona 85395	Omaha, Nebraska 68130

Transfer & Shareholder Servicing Agent	Custodian
Gemini Fund Services, LLC	BNY Mellon Corp.
17605 Wright Street, Suite 2	225 Liberty Street
Omaha, Nebraska 68130	New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Gemini Fund Services, LLC	Gemini Fund Services, LLC
80 Arkay Drive, Suite 110	80 Arkay Drive, Suite 110
Hauppauge, New York 11788	Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

July 11, 2019

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of six of the portfolios in the Saratoga Advantage Trust (the “Trust”). This report covers the six months from December 1, 2018 through May 31, 2019.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy.

ECONOMIC OVERVIEW

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States advanced by an annualized growth rate (AGR) of 3.1% during Q1 of 2019. This was an increase from the 2.2% AGR during Q4 2018. The largest component of GDP is Personal Consumption Expenditures (PCE), which helps us to understand how consumption in the US is fairing. During the first quarter of 2019, PCE advanced by about 2.7% year-over-year (y-o-y), but from the fourth quarter of 2018 to the first quarter of 2019 it was up just 0.9%. The durable goods sector is a sub-sector of the PCE and has been a driving force behind the growth of PCE over much of the recent economic expansion. During the first quarter of 2019 durable goods AGR fell by over 2%, though y-o-y growth was solid. The other sub-sectors of PCE are non-durable goods and the service sector, and both had positive contributions to PCE during the first quarter of 2019. Employment growth in the durable and most of the non-durable sectors continues to be relatively strong. This suggests growth in most PCE components over the near-term. The Federal Reserve’s (Fed) restrictive monetary policy over the past several years has slowed growth in most measures of the money supply. The monetary base continues to decline by double digits y-o-y, a troubling trend if the economy is to pick up steam again in the back half of the year. While we believe that the Fed’s monetary policy has slowed economic growth past the point it likely intended, we see the economic expansion continuing in the near-to-intermediate term. At the June 19, 2019 Federal Reserve Open Market Committee (the Committee) meeting, the Committee released the following statement, in part: “Consistent with its statutory mandate, the Committee seeks to foster maximum employment and price stability. In support of these goals, the Committee decided to maintain the target range for the federal funds rate at 2-1/4 to 2-1/2 percent. The Committee continues to view sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective as the most likely outcomes, but uncertainties about this outlook have increased. In light of these uncertainties and muted inflation pressures, the Committee will closely monitor the implications of incoming information for the economic outlook and will act as appropriate to sustain the expansion, with a strong labor market and inflation near its symmetric 2 percent objective.”

Monetary Policy: During the period, the Federal Reserve Open Market Committee sustained the target range for the federal funds rate at 2.25 - 2.5%. Along with their rate plan, the Federal Reserve’s (Fed) monetary policy has been mostly restrictive over the past several years. The Fed has continued to drain reserves of depository institutions at a rate of nearly $20 billion per month since August 2014. The federal funds rate is in a neutral range relative to other measures of interest rates as well as inflationary trends. The Monetary Base topped at nearly $4.1 trillion in October 2015; as of May 2019, it has fallen to just over $3.2 trillion. The growth rates of two money supply measures we use throughout our proprietary economic research, M2 and MZM, have both fallen into historically negative ranges relative to economic growth; M2’s 12-month% change is about 2 percentage points below its long-term moving average. We generally see this type of action when inflation and the economy are both stable and strong. MZM is presenting a similar picture. We believe the Fed should be very cautious with further reductions in the money supply.

Interest Rates: Starting in 2016, the Fed Funds rate and most Treasury rates began increasing. In late-2018 a trend reversal saw declines in most of the rate array. Typically, when interest rates are increasing the yield curve declines, and when rates decline the yield curve advances; however, the yield curve has not started to increase. The monthly yield curve spread, as measured by the 10-year T-Note (10y TN) minus the 1- year T-Bill (1y TB), continued in a down trend to a cycle low of 0.06 in May 2019 and increased slightly in June 2019 to 0.07. While concerning, we don’t believe current spread levels tell us much on their own. Other factors help to provide context: the size of the spread decline from its high, additional interest rate trends, and CPI should also be considered. In this context, we believe interest rates at current levels are neutral for stocks; if the yield curve becomes negative, however, and the Fed fails to provide evidence of relief from its current tightening, then a sustained market correction is possible.

Equity Valuations: As of June 30, 2019, the S&P 5001 index sits at 2,941.76. Our proprietary valuation work uses both fundamental and technical analysis and provides justification for the S&P 500 at roughly 3,015 at the end of June 2019. While corporate earnings continue to be solid, many companies have undergone downgrades, and growth has slowed. We believe we are in fair-value territory. To us, fair-value means the stock market should perform within the parameter of its historic mean. In order to create a range of equity market outcomes, we use a valuation tool which we refer to as our Proper PE Valuation™ tool. Among other things, this analysis provides us with a set of ranges above and below which we consider the S&P 500 overvalued or undervalued, respectively. Our primary valuation algorithm currently sets an appropriate S&P 500 PE just over 21. Additional analysis suggests an S&P 500 fair-value range of roughly 2,850 to 3,146. This algorithm is earnings and CPI dominant. The current levels and trends for earnings and CPI data indicate that we are likely to stay in fair value range for the near-term, however we are watching corporate earnings growth closely, as changes in earnings data has the potential to change valuation levels quickly. Additionally, we are watching our technical indicators for signs that a market breakdown or breakout might be in the cards, as rapid movements in valuations are not unusual at this point in the economic cycle.

Inflation: We believe inflation should remain at a moderate rate of growth over the intermediate term. Historically, the employment private service providing sector’s (EPSP) weekly earnings 12-month percent change, and its direction, have correlated well with CPI. EPSP has been trending up since May 2015, slightly leading a similar CPI trend. June 2019 CPI was 1.65% y-o-y, down from the recent cycle high of 2.95% in July 2018. The decline does seem to be oil related, as the CPI less food and energy metric remans static around the 2.1% level. There is moderate and expected consumer demand-side upward pressure on inflation. Growth in the wages complex is building, putting more money in workers’ pockets. In the context of inflation, this would normally concern us, but we see a balance in product and its demand. While CPI has recently backed off the Fed’s initial target of 2.0% and appears listless, supporting data suggests that inflation could break out of its recent narrow band and move higher quickly due to consumers’ strong monetary situation. Most of the Producer Price complex has been stable or falling. Final Demand has declined to 1.63% y-o-y from a cycle high of 3.37% y-o-y last summer. Unprocessed Raw materials are down substantially, roughly -11% y-o-y, while Intermediate Processed Goods are -2.08% y-o-y. There is a great deal of slack in the cost-side of inflation.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Saratoga portfolio was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions, and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of the Trust’s portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.
Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully. This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

[1]	The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. Any statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

6730-NLD-08/06/2019

INVESTMENT REVIEW

JAMES ALPHA EHS PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended May 31, 2019
	Six Months:	One Year:	Inception:
	11/30/18 – 5/31/19	5/31/18 – 5/31/19	8/18/17 – 5/31/19*
Class A
With Sales Charge	(5.34)%	(9.38)%	(0.61)%
Without Sales Charge	0.41%	(3.85)%	2.75%
Class C
With Sales Charge	(0.96)%	(5.73)%	1.38%
Without Sales Charge	0.00%	(4.82)%	1.92%
Class I	0.41%	(3.85)%	2.75%
Class S	0.40%	(3.95)%	2.75%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 2.29%, 3.04%, 2.04% and 2.04% for the A, C, I and S Classes, respectively. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49%, 1.49% and 1.49% for the A, C, I and S classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of hedged equity investment strategies. A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. The Portfolio expects to gain exposure to asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time.

PORTFOLIO ADVISER COMMENTARY

The past six months have been a rollercoaster for many investors. The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed few signs of concern during the first two months of 2019. The US bond market, however, gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. The rally in US equity markets continued through April, supported by improving economic data and investor sentiment about negotiations with China over trade tariffs. In May, the tide changed. Either the old saying “sell in May and go away” proved to be correct, or investors started to see cracks in the global economy. US manufacturing stalled and Non-Farm Payrolls disappointed, helping to lead a sell-off in risky assets. As investor risk appetite returned and the Federal Reserve held rates steady, the interest rate sensitive Global Real Estate Sector performed well. Additionally, the broad commodity market performed well, led primarily by crude oil. The US government yield curve steepened slightly over the period, though rates dropped overall.

During the period, Equity Hedge managers provided modest performance. Growth styles, such as Healthcare and Technology, were the top performers. Quantitative Directional was the main detractor, with negative returns for the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA EHS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit Value Portfolio	19.3%
American Beacon Sound Point Floating Rate Income - Class Y	10.7%
iShares Micro-Cap ETF	5.9%
iShares Russell 1000 Growth ETF	4.6%
Vanguard Total World Stock ETF	3.9%
iShares Russell Mid-Cap Growth ETF	3.9%
iShares MSCI EAFE ETF	3.3%
Invesco S&P 500 Pure Value ETF	3.3%
Invesco China Small Cap ETF	2.6%
SPDR Bloomberg Barclays Convertible Securities	2.3%

*	Based on total net assets as of May 31, 2019.

Excludes short-term investments.

Portfolio Composition*

HFRI Equity Hedge (Total Index): Investment Managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA EVENT DRIVEN PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended May 31, 2019
	Six Months:	One Year:	Inception:
	11/30/18 – 5/31/19	5/31/18 – 5/31/19	8/18/17 – 5/31/19*
Class A
With Sales Charge	(2.85)%	(4.18)%	(0.56)%
Without Sales Charge	3.11%	1.70%	2.79%
Class C
With Sales Charge	2.11%	0.71%	2.24%
Without Sales Charge	3.11%	1.70%	2.79%
Class I	3.11%	1.70%	2.79%
Class S	3.10%	1.89%	2.90%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 2.71%, 3.46%, 2.46% and 2.12% for the A, C, I and S Classes, respectively. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49%, 1.49% and 1.49% for the A, C, I and S classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “event driven” investment strategies. Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. The Portfolio will seek to outperform the returns of event driven investment strategies by investing in a variety of asset classes, including currencies, global equities and global fixed income securities. The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize event driven strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%.

PORTFOLIO ADVISER COMMENTARY

The past six months have been a rollercoaster for many investors. The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed few signs of concern during the first two months of 2019. The US bond market, however, gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. The rally in US equity markets continued through April, supported by improving economic data and investor sentiment about negotiations with China over trade tariffs. In May, the tide changed. Either the old saying “sell in May and go away” proved to be correct, or investors started to see cracks in the global economy. US manufacturing stalled and Non-Farm Payrolls disappointed, helping to lead a sell-off in risky assets.

As investor risk appetite returned and the Federal Reserve held rates steady, the interest rate sensitive Global Real Estate Sector performed well. Additionally, the broad commodity market performed well, led primarily by crude oil. The US government yield curve steepened slightly over the period, though rates dropped overall.

During the period, Event Driven managers provided modest performance. Strong corporate earnings and an improving economic environment provided a favorable environment for distressed markets and M&A activity. The Credit Arbitrage and Merger Arbitrage sub-styles benefited the most. Activist and Multi-Strategy managers were the only detractors from performance, posting negative returns during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA EVENT DRIVEN PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Merger Fund - Investor Class	23.0%
Kellner Merger Fund - Institutional Class	18.0%
James Alpha Structured Credit Value Portfolio	10.5%
High Yield ETF	8.6%
IQ Merger Arbitrage ETF	4.8%
Invesco Global Short Term High Yield Bond ETF	4.5%
SPDR Barclays Euro High Yield Bond UCITS ETF	4.0%
VanEck Vectors Fallen Angel High Yield Bond ETF	3.1%
SPDR S&P Retail ETF	1.0%
iShares Micro-Cap ETF	1.0%

*	Based on total net assets as of May 31, 2019.

Excludes short-term investments.

Portfolio Composition*

HFRI Event-Driven (Total) Index: Investment Managers who maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA FAMILY OFFICE PORTFOLIO

Advised by: James Alpha Advisors LLC, New York, New York

Objective: The Portfolio seeks total return through capital appreciation and/or income, consistent with a reasonable level of risk, as determined by James Alpha Advisor, LLC.

Total Aggregate Return for the Periods Ended May 31, 2019
	Six Months:	One Year:	Inception:
	11/30/18 – 5/31/19	5/31/18 – 5/31/19	6/30/17 – 5/31/19*
Class A
With Sales Charge	(5.79)%	(9.41)%	(2.03)%
Without Sales Charge	(0.04)%	(3.92)%	1.04%
Class C
With Sales Charge	(1.35)%	(5.56)%	0.40%
Without Sales Charge	(0.37)%	(4.62)%	0.40%
Class I	0.17%	(3.62)%	1.29%
Class S	0.07%	(3.41)%	1.71%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 2.18%, 2.93%, 1.93% and 1.43% for the A, C, I and S Classes, respectively. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49%, 1.49% and 1.49% for the A, C, I and S classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

Under normal market conditions, the Portfolio employs a multi-asset, multi-strategy investment program that seeks to replicate the asset allocation programs of successful family offices. In constructing the investment program, the Manager utilizes asset allocation data of multiple family offices to construct a diversified portfolio across a broad range of assets classes and investment strategies. The asset classes in which the Portfolio may invest can include U.S. and non-U.S. common stocks, U.S. and non-U.S. corporate, government and agency bonds and other debt instruments, real estate and real estate - related assets, such as mortgage-backed securities, asset-backed securities, currencies and commodities (e.g., metals, agricultural, energy, livestock and “soft” commodities such as coffee and sugar). The weighting of each asset class will change over time and new asset classes may be introduced from time to time. The Portfolio may also invest in instruments that provide exposure to hedge fund strategies, such as low-volatility, directional and fund of funds strategies, and in instruments that provide exposure to private equity strategies, such as mezzanine debt and leveraged buyout strategies. The Portfolio expects to achieve exposure to the above-mentioned asset classes primarily through exchange-traded funds (ETFs), mutual funds and closed-end funds (together, underlying funds) but has the ability to gain exposure through direct investment in stocks and bonds, unit investment trusts (UITs), private funds and other pooled investment vehicles, and through derivative instruments. In constructing the Portfolio, the Manager utilizes a three-step process that includes: 1) analyzing the asset allocation data of multiple family offices to produce a target asset allocation weighting, 2) identifying investments or investment vehicles that provide exposure to the desired asset classes, and 3) making tactical adjustments to the target asset allocation weightings to take advantage of current market conditions. Asset allocation weightings will be reassessed quarterly but tactical adjustments may be made more frequently than quarterly. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as ETNs, CLNs and commodity futures and swaps. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%, although the Manager does not currently anticipate that such exposure would exceed 25% of the Portfolio’s total assets.

PORTFOLIO ADVISER COMMENTARY

The past six months have been a rollercoaster for many investors. The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed few signs of concern during the first two months of 2019. The US bond market, however, gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. The rally in US equity markets continued through April, supported by improving economic data and investor sentiment about negotiations with China over trade tariffs. In May, the tide changed. Either the old saying “sell in May and go away” proved to be correct, or investors started to see cracks in the global economy. US manufacturing stalled and Non-Farm Payrolls disappointed, helping to lead a sell-off in risky assets.

As investor risk appetite returned and the Federal Reserve held rates steady, the interest rate sensitive Global Real Estate Sector performed well. Additionally, the broad commodity market performed well, led primarily by crude oil. The US government yield curve steepened slightly over the period, though rates dropped overall.

At the end of the period, the tracked underlying family offices were allocated 52% to Public Equity out of which 13% was International and 5% Emerging Markets. Most of the Fixed Income allocation was in the US, at 13%. The remaining significant allocations were to Private Equity, Hedge Funds, and Real Estate, while Cash & Equivalents was around 5%.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA FAMILY OFFICE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
iShares Edge MSCI USA Quality Factor ETF	9.0%
Invesco S&P 500 Equal Weight ETF	7.5%
PIMCO Active Bond Exchange-Traded Fund	7.0%
iShares Edge MSCI Min Vol Global ETF	6.8%
SPDR S&P 500 ETF Trust	6.3%
Leland Thomson Reuters Private Equity Index Fund	4.9%
Invesco Global Listed Private Equity ETF	4.5%
Vanguard Total Bond Market ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.9%
First Trust Dow Jones Select Microcap Index Fund	3.8%

*	Based on total net assets as of May 31, 2019.

Excludes short-term investments.

Portfolio Composition*

The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA RELATIVE VALUE PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended May 31, 2019
	Six Months:	One Year:	Inception:
	11/30/18 – 5/31/19	5/31/18 – 5/31/19	8/18/17 – 5/31/19*
Class A
With Sales Charge	(1.16)%	(0.98)%	0.49%
Without Sales Charge	4.87%	5.08%	3.88%
Class C
With Sales Charge	3.87%	4.08%	3.34%
Without Sales Charge	4.87%	5.08%	3.88%
Class I	4.87%	5.08%	3.88%
Class S	4.96%	5.27%	4.05%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 2.68%, 3.43%, 2.43% and 2.16% for the A, C, I and S Classes, respectively. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49%, 1.49% and 1.49% for the A, C, I and S classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “relative value” investment strategies. Relative value investment strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Portfolio expects to gain exposure to asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize relative value investment strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%.

PORTFOLIO ADVISER COMMENTARY

The past six months have been a rollercoaster for many investors. The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed few signs of concern during the first two months of 2019. The US bond market, however, gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. The rally in US equity markets continued through April, supported by improving economic data and investor sentiment about negotiations with China over trade tariffs. In May, the tide changed. Either the old saying “sell in May and go away” proved to be correct, or investors started to see cracks in the global economy. US manufacturing stalled and Non-Farm Payrolls disappointed, helping to lead a sell-off in risky assets.

Over the past six months, fixed income generally rallied as rates dropped, with many investors reacting to dovish messages from both the European Central Bank and the Federal Reserve. US mortgage delinquencies declined as new home sales rose, helping to boost the returns of the Residential Mortgage Backed Securities market. Oil prices rallied over the past six months, which largely benefited MLPs. Outside of the US, dollar denominated emerging market bonds outperformed as a stronger dollar and dovish statements from the Fed helped to support returns.

During the period, Relative Value managers provided solid performance. A recovery in oil prices and the US housing market provided a positive environment for the Yield Alternatives fixed income sub-style, one of the strongest underlying performers. Volatility-oriented managers were the only detractors, with negative returns for the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA RELATIVE VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit Value Portfolio	52.6%
Highland/iBoxx Senior Loan ETF	5.0%
High Yield ETF	4.9%
Alerian MLP ETF	3.3%
VanEck Vectors Emerging Markets High Yield Bond ETF	3.0%
Kellner Merger Fund - Institutional Class	2.8%
Invesco Global Short Term High Yield Bond ETF	2.7%
SPDR Blackstone / GSO Senior Loan ETF	2.7%
American Beacon Sound Point Floating Rate Income - Class Y	2.7%
Invesco S&P 500 BuyWrite ETF	2.2%

*	Based on total net assets as of May 31, 2019.

Excludes short-term investments.

Portfolio Composition*

HFRI Relative Value (Total) Index: Investment Managers who maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types. Fixed income strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the investment manager. RV position may be involved in corporate transactions also, but as opposed to ED exposures, the investment thesis is predicated on realization of a pricing discrepancy between related securities, as opposed to the outcome of the corporate transaction.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA TOTAL HEDGE PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended May 31, 2019
	Six Months:	One Year:	Inception:
	11/30/18 – 5/31/19	5/31/18 – 5/31/19	6/30/17 – 5/31/19*
Class A
With Sales Charge	(4.39)%	(7.08)%	(1.37)%
Without Sales Charge	1.48%	(1.45)%	1.72%
Class C
With Sales Charge	0.18%	(3.10)%	1.10%
Without Sales Charge	1.18%	(2.14)%	1.10%
Class I	1.66%	(1.17)%	2.02%
Class S	1.66%	(1.07)%	2.07%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 2.44%, 3.19%, 2.19% and 2.12% for the A, C, I and S Classes, respectively. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49%, 1.49% and 1.49% for the A, C, I and S classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of investment strategies offered by private funds. The private fund investment strategies the returns of which the Portfolio will seek to outperform include “hedged equity,” “event driven,” “macro,” and “relative value” strategies. A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. Macro based strategies aim to exploit macro-economic imbalances across the globe. Relative value strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity, event driven, macro and relative value strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%.

PORTFOLIO ADVISER COMMENTARY

The past six months have been a rollercoaster for many investors. The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed few signs of concern during the first two months of 2019. The US bond market, however, gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. The rally in US equity markets continued through April, supported by improving economic data and investor sentiment about negotiations with China over trade tariffs. In May, the tide changed. Either the old saying “sell in May and go away” proved to be correct, or investors started to see cracks in the global economy. US manufacturing stalled and Non-Farm Payrolls disappointed, helping to lead a sell-off in risky assets.

As investor risk appetite returned and the Federal Reserve held rates steady, the interest rate sensitive Global Real Estate Sector performed well. Additionally, the broad commodity market performed well, led primarily by crude oil. The US government yield curve steepened slightly over the period, though rates dropped overall.

During the period, Hedge Fund managers provided solid performance. Relative Value and Macro managers seemed to benefit the most from recent bouts of volatility and strong corporate earnings, while the Event Driven managers were the worst performers.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA TOTAL HEDGE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit Value Portfolio	20.4%
American Beacon Sound Point Floating Rate Income Fund - Class Y	4.0%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	3.5%
iShares Micro-Cap ETF	3.1%
SPDR Bloomberg Barclays High Yield Bond ETF	2.7%
Invesco Global Short Term High Yield Bond ETF	2.7%
Kellner Merger Fund - Institutional Class	2.4%
Vanguard Total World Stock ETF	2.4%
iShares Russell 1000 Growth ETF	2.4%
Highland/iBoxx Senior Loan ETF	2.2%

*	Based on total net assets as of May 31, 2019.

Excludes short-term investments.

Portfolio Composition*

The HFRI Fund Weighted Composite Index is a global, equal-weighted index of appx. 1,900 single-manager funds that report to HFR Database. Constituent funds report monthly net of all fees performance in US Dollar and have a minimum of $50 Million under management or a twelve (12) month track record of active performance. The HFRI Fund Weighted Composite Index does not include Funds of Hedge Funds.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA STRUCTURED CREDIT PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide a high level of risk-adjusted current income and capital appreciation.

Total Aggregate Return for the Period Ended May 31, 2019
	Six Months:	Inception:*
	11/30/18 – 5/31/19	8/21/18 – 5/31/19
Class A
With Sales Charge	0.07%	1.67%
Without Sales Charge	6.17%	7.87%
Class C
With Sales Charge	3.22%	4.88%
Without Sales Charge	4.22%	5.88%
Class I	4.38%	5.95%
Class S	4.58%	6.25%

*	Inception date is August 14, 2018. Start of performance is August 21, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 1.75%, 2.50%, 1.50% and 1.28% for the A, C, I and S Classes, respectively. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49%, 1.49% and 1.49% for the A, C, I and S classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objectives, under normal conditions, by investing at least 80% of the Portfolio’s net assets plus any borrowings for investment purposes in structured credit securities, and in other investments that have economic characteristics similar to such securities. Structured credit securities include, but are not limited to, mortgage backed-securities (“MBS”), including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”); asset-backed securities (“ABS”); collateralized mortgage obligations (“CMOs”); collateralized loan obligations (“CLOs”); collateralized bond obligations (“CBOs”); collateralized debt obligations (“CDOs”); mortgage derivatives such as stripped RMBS and inverse floaters; and other securitized assets. The use of inverse floaters by the Portfolio creates effective leverage.

The Portfolio’s investments in RMBS may include agency and nonagency RMBS, including to-be-announced MBS (“TBA”), and non-U.S. dollar denominated RMBS. The Portfolio’s investments in CMOs may include whole loan CMOs backed by prime, Alt-A, and subprime collateral. The Sub-Adviser considers prime loans to represent borrowers with good to excellent credit; the Sub-Adviser considers subprime loans to represent borrowers with a higher risk of default than loans to prime borrowers and therefore carry higher interest rates; and the Sub-Adviser considers Alt-A loans to represent borrowers with a credit risk profile between that of prime and subprime loans. The Portfolio may invest without limit in securitizations backed by loans and expects that most Alt-A and subprime securitizations in which the Portfolio intends to invest will be composed entirely of such loans. The Portfolio’s investments in ABS include ABS backed by student loans, auto loans, or nontraditional collateral such as single family rentals and aircraft leases.

The Portfolio concentrates its investments (i.e., invests more than 25% of its net assets) in RMBS, CMBS, and other mortgage-related securities (such as CMOs), and treats such investments as investments in a group of industries. The Portfolio may also invest in corporate bonds and other fixed income securities. The Portfolio seeks to minimize interest rate risk by maintaining a short to intermediate average portfolio duration (i.e., within a zero to three (0 to 3) year range), as calculated by the Sub-Adviser, although the Portfolio’s average duration may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Portfolio seeks to maintain a short to intermediate average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Portfolio may invest. In addition, the Sub-Adviser manages the liquidity of the Portfolio’s holdings at both the individual security level and the portfolio level, using a proprietary technique that attempts to optimize the tradeoff between the yield and liquidity of the portfolio.

In pursuing its objective, the Portfolio may sell securities short from time to time, predominately in conjunction with long positions with similar characteristics for the purposes of hedging or managing interest rate or credit spread risk, or occasionally for exploiting relative value differences between two securities, not for predicting the overall direction of the market. The Portfolio may also employ TBA for these short selling activities. TBA sales are forward-settling sales of agency MBS where the underlying pools of mortgage loans are not known at the time of the original transaction, but are announced just before settlement based on a “cheapest-to-deliver” algorithm. The Portfolio may invest in options, futures and swaps (including interest rate swaps, credit default swaps, total return swaps and swaptions). The Portfolio may invest in such instruments, without limitation, for hedging purposes designed to manage interest rate, credit spread and other risks.

INVESTMENT REVIEW (Continued)

The Portfolio may invest without limit in debt securities that are rated below investment grade (also known as “junk bonds”). The Portfolio does not have a target allocation to investment grade or below investment grade securities, but may invest a significant portion of its assets in non-agency RMBS, which are below investment grade securities. The Sub-Adviser defines investment grade securities as those that are rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), for example, or are rated investment grade by any other Nationally Recognized Statistical Rating Organization (“NRSRO”), or if unrated, determined by the Sub-Adviser to be of comparable quality.

The Portfolio may invest a significant portion of its assets in Rule 144A securities, as a significant portion of current issuance in the ABS and MBS markets are Rule 144A securities. Rule 144A securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”) and can be traded only among large institutional buyers and sellers, including the Portfolio, that meet the requirements of Rule 144A.

The Portfolio employs a value style investing approach that seeks to invest in securities providing undervalued cash flows within markets the Sub-Adviser deems inefficient. When investing Portfolio assets in all types of securities, the Sub-Adviser analyzes their expected future cash flows based on collateral composition and expected performance, deal structure including credit enhancement, state variables such as interest shortfalls and servicer advances and other factors in order to project expected return parameters such as yield and average life. The Sub-Adviser employs a comprehensive risk management process tailored to the securities held in the Portfolio that considers systematic risk, cash flow risk and liquidity risk of the securities.

The Sub-Adviser, using a proprietary quantitative analysis model, projects security cash flows and values such cash flows at what it deems to be the appropriate discount rate based on price discovery resulting from relatively active trading and publicly available pricing information. The Sub-Adviser’s proprietary quantitative analysis model to evaluate RMBS securities considers borrower and servicer behavior in projecting, at the loan-level, prepayment and default probability, default severity, and other factors affecting the cash flows of the security, which are then analyzed not only to identify undervalued securities, but also to stress test the credit risk of those securities. The Sub-Adviser considers selling securities when such securities have reached their price/valuation targets. The Sub-Adviser may also consider selling securities when the Sub-Adviser believes securities have become overvalued and replacing them with securities the Sub-Adviser believes to be undervalued to seek to offer the Portfolio better relative value and performance expectations. The Sub-Adviser may also sell and replace securities as necessary to rebalance and align the portfolio with its overall risk parameter targets.

PORTFOLIO ADVISER COMMENTARY

After a disappointing end to 2018 for many investors, both equities and bonds went on a tear in the first half of 2019, buoyed by a sharp pivot by global central banks to a more accommodative monetary policy. Against a backdrop of stock market correction, ongoing trade disputes, underwhelming inflation expectations, emerging concerns surrounding corporate earnings and a few angry tweets from President Trump, the Fed attempted to provide a remedy for jittery investors when they shifted their focus to monetary easing after hiking short term rates four times in 2018. Market expectations suddenly reset from autopilot rate hikes to as many as three rate cuts by the end of 2019. US Treasuries rallied in response. In spite of that rally, however, US Treasury yields still seem attractive when compared to the roughly $13 trillion of global debt that is currently trading with negative yields as global central banks are again trying to outdo each other in attempting to stimulate stagnant economies.

Structured Credit sectors posted solid returns in first half of 2019 with longer-spread duration assets and fixed-rate securities outperforming shorter assets and floating-rate securities as the credit spread curve resumed its flattening trend while many investors expressed a preference for fixed-rate over floating-rate coupons. Legacy RMBS posted a strong first half with carry contributing around 40% of the return. Longer spread duration, more levered risk profiles and fixed-rate securities outperformed their peers among Legacy RMBS sub-sectors. Strong supply/demand technicals, steady - albeit moderating - home prices and improved credit performance of borrowers have been continuous tailwinds for Legacy RMBS securities. The CMBS sector saw similar trends to RMBS in the first half with lower-rated tranches outperforming higher credits. CLOs also posted positive returns in the first half of 2019, but underperformed IG and High Yield Corporate sectors due largely to a decline in investor demand for floating rate assets. AAA securities saw mild spread tightening, due in part to supply overhang fears, while A and BBB rated tranches tightened more significantly.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA STRUCTURED CREDIT PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Bayview Commercial Asset Trust 2007-3 2.93%, 07/25/2037	4.5%
Ready Capital Mortgage Trust 2019-5 5.59%, 02/25/2052	3.6%
CarVal CLO II Ltd. 5.89%, 04/20/2032	2.5%
Peaks CLO 1 Ltd. 5.33%, 07/25/2030	2.5%
Deerpath Capital CLO 2018-1 LTD. 6.32%, 01/15/2031	2.5%
Apidos CLO XVI 5.59%, 01/19/2025	2.5%
Z Capital Credit Partners CLO 2018-1 Ltd. 5.32%, 01/16/2031	2.5%
Interstar Millennium Series 2006-4H Trust 2.07%, 11/07/2039	2.2%
IndyMac INDA Mortgage Loan Trust 2006-AR1	2.2%
Security National Mortgage Loan Trust 2005-2 6.21%, 02/25/2036	2.0%

*	Based on total net assets as of May 31, 2019.

Excludes short-term investments.

Portfolio Composition*

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investmen-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EHS PORTFOLIO
May 31, 2019

Shares		Value
	COMMON STOCK - 0.9%
	BIOTECHNOLOGY - 0.9%
3,729	Pacific Biosciences of California, Inc. *	$24,985

	TOTAL COMMON STOCK (Cost - $26,327)	24,985

	EXCHANGE TRADED FUNDS - 67.2%
	BONDS - 0.3%
22	iShares JP Morgan USD Emerging Markets Bond ETF	2,418
182	WisdomTree Interest Rate Hedged High Yield Bond	4,206
		6,624
	EQUITY FUNDS - 22.4%
138	AdvisorShares STAR Global Buy-Write ETF	4,277
588	Invesco S&P 500 Equal Weight ETF	59,206
1,450	Invesco S&P 500 Pure Value ETF	87,218
1,779	iShares Micro-Cap ETF	156,854
836	iShares Russell 1000 Growth ETF	123,895
88	iShares Russell 1000 Value ETF	10,522
241	iShares Russell 2000 Growth ETF	45,204
43	iShares Russell 2000 Value ETF	4,908
773	iShares Russell Mid-Cap Growth ETF	103,180
30	iShares Russell Mid-Cap Value ETF	2,518
283	iShares S&P/TSX SmallCap Index ETF	2,987
		600,769
	INTERNATIONAL FUNDS - 27.0%
891	Columbia India Consumer ETF	36,736
91	Global X MSCI Argentina ETF	2,560
237	Global X MSCI Nigeria ETF	3,680
2,902	Invesco China Small Cap ETF	70,345
4	iShares China Large-Cap ETF	162
5,415	iShares Edge MSCI Europe Momentum Factor UCITS *	38,794
22	iShares Edge MSCI International Momentum Factor	623
448	iShares Latin America 40 ETF	14,506
13	iShares MSCI All Country Asia ex Japan ETF	856
243	iShares MSCI Brazil ETF	10,121
1,399	iShares MSCI EAFE ETF	88,697
316	iShares MSCI Frontier 100 ETF	9,072
93	iShares MSCI Indonesia ETF	2,354
85	iShares MSCI Ireland ETF	3,505
312	iShares MSCI Japan ETF	16,449
197	iShares MSCI Japan Small-Cap ETF	13,311
53	iShares MSCI Peru ETF	1,856
21	iShares MSCI Poland ETF	469
6	iShares MSCI South Africa ETF	317
44	iShares MSCI South Korea ETF	2,445
86	iShares MSCI Taiwan ETF	2,845
87	iShares MSCI Thailand ETF	7,793
59	iShares MSCI Turkey ETF	1,346
1,733	iShares MSCI UAE ETF	24,453
236	iShares MSCI United Kingdom Small-Cap ETF	8,915
565	SPDR S&P Emerging Asia Pacific ETF	52,743
596	VanEck Vectors Africa Index ETF	12,295
500	VanEck Vectors Brazil Small-Cap ETF	10,870
112	VanEck Vectors Egypt Index ETF	3,333
343	VanEck Vectors India Small-Cap Index ETF	14,324
19	VanEck Vectors Israel ETF	587
948	VanEck Vectors Russia ETF	20,515
110	VanEck Vectors Russia Small-Cap ETF	3,461
338	VanEck Vectors Vietnam ETF	5,472
688	Vanguard FTSE Emerging Markets ETF	27,960
1,480	Vanguard Total World Stock ETF	105,361
112	WisdomTree Emerging Markets SmallCap Dividend	5,031
1	WisdomTree Europe SmallCap Dividend Fund	57
536	WisdomTree Japan Hedged SmallCap Equity Fund	19,816
2,046	WisdomTree Middle East Dividend Fund	42,270
1,306	Xtrackers Harvest CSI 300 China A-Shares ETF	34,113
153	Xtrackers MSCI South Korea Hedged Equity ETF *	3,941
		724,359
	PREFERRED FUND - 0.5%
775	Invesco Financial Preferred ETF	14,206

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 67.2% (Continued)
	SECTOR FUNDS - 17.0%
339	Alerian MLP ETF	$3,268
1,215	AlphaClone Alternative Alpha ETF	60,438
405	Consumer Discretionary Select Sector SPDR Fund	44,931
29	Energy Select Sector SPDR Fund	1,704
141	First Trust Dow Jones Internet Index Fund *	19,451
1,560	First Trust Financial AlphaDEX Fund	46,816
567	Global X MSCI China Consumer Discretionary ETF	8,250
493	Invesco China Real Estate ETF	13,163
22	Invesco DWA Consumer Cyclicals Momentum ETF	1,144
278	Invesco DWA Healthcare Momentum ETF *	21,734
80	Invesco S&P SmallCap Energy ETF	681
35	Invesco S&P SmallCap Information Technology ETF	2,680
19	iShares Core S&P/TSX Capped Composite Index ETF	360
175	iShares Expanded Tech-Software Sector ETF	36,094
30	iShares Global Timber & Forestry ETF	1,650
433	iShares Nasdaq Biotechnology ETF	43,291
64	iShares Silver Trust *	874
5	iShares STOXX Europe 600 Utilities UCITS ETF DE	172
4	iShares U.S. Consumer Services ETF	816
1	iShares U.S. Healthcare Providers ETF	165
63	iShares U.S. Medical Devices ETF	13,900
58	iShares US Pharmaceuticals ETF	8,185
259	KraneShares CSI China Internet ETF	10,440
12	Materials Select Sector SPDR Fund	633
41	ProShares Short VIX Short-Term Futures ETF *	2,043
1,230	SPDR Bloomberg Barclays Convertible Securities	62,164
35	SPDR Gold Shares *	4,317
161	SPDR S&P Oil & Gas Exploration & Production ETF	4,123
275	SPDR S&P Regional Banking ETF	13,810
14	SPDR S&P Retail ETF	561
116	VanEck Vectors Global Alternative Energry ETF	6,866
76	VanEck Vectors Junior Gold Miners ETF	2,244
31	VanEck Vectors Rare Earth/Strategic Metals ETF	467
77	VanEck Vectors Semiconductor ETF	7,564
818	VanEck Vectors Unconventional Oil & Gas ETF	9,292
		454,291

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,968,688)	1,800,249

	OPEN ENDED FUNDS - 30.0%
28,708	American Beacon Sound Point Floating Rate Income - Class Y	286,791
49,614	James Alpha Structured Credit Value Portfolio ^	518,462
	TOTAL OPEN ENDED FUNDS (Cost - $803,601)	805,253

	SHORT-TERM INVESTMENTS - 2.0%
52,453	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^^ (Cost - $52,453)	52,453

	TOTAL INVESTMENTS - 100.1% (Cost - $2,851,069)	$2,682,940

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(2,253)

	NET ASSETS - 100.0%	$2,680,687

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
JAMES ALPHA EHS PORTFOLIO
May 31, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation/(Depreciation)
To Buy:
Japanese Yen	6/26/2019	BNY	3,392,792	$31,306	$322
Mexican Peso	6/26/2019	BNY	59,870	3,041	(92)
				$34,347	$230

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation/(Depreciation)
To Sell:
Australian Dollar	6/26/2019	BNY	(9,480)	$(6,573)	$(28)
British Pound	6/26/2019	BNY	(28,678)	(36,189)	566
Canadian Dollar	6/26/2019	BNY	(2,587)	(1,915)	14
Euro	6/26/2019	BNY	(7,471)	(8,341)	41
				$(53,018)	$593

Total Unrealized Appreciation On Forward Currency Contracts					$823

*	BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 36.4%
	BONDS - 22.3%
23,829	High Yield ETF	$818,526
18,419	Invesco Global Short Term High Yield Bond ETF	424,190
2,145	Invesco Senior Loan ETF	48,563
49	iShares Barclays USD Asia High Yield Bond Index ETF	508
125	iShares JP Morgan USD Emerging Markets Bond ETF	13,736
5,970	SPDR Barclays Euro High Yield Bond UCITS ETF	374,612
1,059	SPDR Blackstone / GSO Senior Loan ETF	48,883
77	SPDR Doubleline Total Return Tactical ETF	3,748
3,692	VanEck Vectors Emerging Markets High Yield Bond	86,282
10,370	VanEck Vectors Fallen Angel High Yield Bond ETF	294,093
30	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	990
		2,114,131

	EQUITY FUNDS - 1.3%
1,106	iShares Micro-Cap ETF	97,516
75	iShares Russell 2000 Value ETF	8,561
174	iShares Russell Mid-Cap Value ETF	14,604
22	ProShares UltraPro S&P 500	983
		121,664
	INTERNATIONAL FUNDS - 3.9%
1,239	Invesco China Small Cap ETF	30,033
4	iShares China Large-Cap ETF	161
178	iShares Latin America 40 ETF	5,764
107	iShares MSCI Brazil ETF	4,457
329	iShares MSCI Emerging Markets ETF	13,394
819	iShares MSCI South Korea ETF	45,512
83	VanEck Vectors Brazil Small-Cap ETF	1,804
3,845	VanEck Vectors Russia ETF	83,206
400	VanEck Vectors Russia Small-Cap ETF	12,584
915	Vanguard Total World Stock ETF	65,139
2,226	WisdomTree Japan Hedged SmallCap Equity Fund	82,295
954	Xtrackers Harvest CSI 300 China A-Shares ETF	24,918
		369,267
	PREFERRED FUND - 0.0%
5	Invesco Financial Preferred ETF	92

	SECTOR FUNDS - 8.9%
264	Alerian Energy Infrastructure ETF	5,518
661	AlphaClone Alternative Alpha ETF	32,880
237	Consumer Discretionary Select Sector SPDR Fund	26,293
623	First Trust Financial AlphaDEX Fund	18,696
5,630	Global X Uranium ETF	65,083
14,361	IQ Merger Arbitrage ETF *	457,254
105	IQ US Real Estate Small Cap ETF	2,580
1,249	iShares Commodities Select Strategy ETF	38,794
252	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	8,346
341	KraneShares CSI China Internet ETF	13,746
22	ProShares Merger ETF	822
275	SPDR Bloomberg Barclays Convertible Securities	13,898
488	SPDR Dow Jones Global Real Estate ETF	24,146
633	SPDR S&P Insurance ETF	20,547
359	SPDR S&P Regional Banking ETF	18,029
2,468	SPDR S&P Retail ETF	98,843
25	Vanguard Real Estate ETF	2,172
		847,647

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,644,731)	3,452,801

’	OPEN ENDED FUNDS - 51.5%
94,798	James Alpha Structured Credit Value Portfolio ^	990,637
154,806	Kellner Merger Fund - Institutional Class	1,709,062
131,058	Merger Fund - Investor Class	2,184,730
	TOTAL OPEN ENDED FUNDS (Cost - $4,846,021)	4,884,429

	SHORT-TERM INVESTMENTS - 9.0%
853,648	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^^ (Cost - $853,648)	853,648

	TOTAL INVESTMENTS - 96.9% (Cost - $9,344,400)	$9,190,878

	OTHER ASSETS LESS LIABILITIES - 3.1%	292,353

	NET ASSETS - 100.0%	$9,483,231

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
May 31, 2019

	OPEN RETURN SWAPS - 0.2%

							Unrealized
Notional				Expiration	Pay/Receive		Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Variable Rate #	(Depreciation)
69,131	MSCI AC World Daily Total Return	66	Goldman Sachs	6/24/2019	Pay	2.6070	$(2,551)
170,163	MSCI AC World Daily Total Return	163	Goldman Sachs	6/24/2019	Pay	2.5234	(4,879)
156,458	MSCI AC World Daily Total Return	149	Goldman Sachs	6/24/2019	Pay	2.6070	(5,781)
77,511	MSCI AC World Daily Total Return	74	Goldman Sachs	6/24/2019	Pay	2.6070	(2,860)
25,645	MSCI Daily Total Return Net EM	60	Goldman Sachs	6/24/2019	Pay	2.5755	—
48,967	MSCI Daily Total Return Gross Europe	5	Goldman Sachs	6/24/2019	Pay	2.6128	(2,214)
24,777	MSCI Pacific Total Return Index	4	Goldman Sachs	6/21/2019	Pay	2.6128	(599)
181,585	Russell 2000 Total Return Index	27	Goldman Sachs	6/20/2020	Pay	2.5756	—
309,368	Russell 2000 Total Return Index	46	Goldman Sachs	6/20/2020	Pay	2.5756	—
94,155	Russell 2000 Total Return Index	14	Goldman Sachs	11/20/2019	Pay	2.5756	—
30,868	S&P 500 Total Return Index	6	Goldman Sachs	6/20/2019	Pay	2.5756	—
313,829	S&P 500 Total Return Index	61	Goldman Sachs	6/20/2019	Pay	2.5756	—
352,378	Topix Total Return Index	147	Goldman Sachs	6/24/2019	Pay	(0.0747)	(214)
							$(19,098)

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

							Unrealized
Notional				Expiration	Pay/Receive		Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Variable Rate #	(Depreciation)
2,816,375	Goldman Sachs HY Synthetic Corporate 5Y Total Return	17,979	Goldman Sachs	2/5/2020	Pay	2.6010	$(10,302)
204,762	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,307	Goldman Sachs	2/5/2020	Pay	2.6010	(749)
229,112	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,463	Goldman Sachs	2/5/2020	Pay	2.6010	(838)
							$(11,889)

#	Variable rate is Libor plus 0.09% - 0.42%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
May 31, 2019

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Australian Dollar	6/26/2019	BNY	(17,962)	$(12,454)	$(53)
Canadian Dollar	6/26/2019	BNY	(31,393)	(23,235)	168
Euro	6/26/2019	BNY	(413,012)	(461,133)	2,260
Japanese Yen	6/26/2019	BNY	(565,148)	(5,215)	(54)
Mexican Peso	6/26/2019	BNY	(199,056)	(10,109)	306
				$(512,146)	$2,627

Total Unrealized Appreciation On Forward Currency Contracts					$2,627

*	BNY - Bank of New York

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 90.1%
	BONDS - 20.3%
819	High Yield ETF	$28,133
9,902	Invesco Global Short Term High Yield Bond ETF	228,043
70	iShares Barclays USD Asia High Yield Bond Index	725
101	iShares Core U.S. Aggregate Bond ETF	11,150
248	iShares JP Morgan USD Emerging Markets Bond ETF	27,253
6,365	PIMCO Active Bond Exchange-Traded Fund	677,936
3,292	PIMCO Enhanced Short Maturity Active	334,829
1,984	SPDR Bloomberg Barclays High Yield Bond ETF	210,602
395	SPDR Doubleline Total Return Tactical ETF	19,229
4,956	Vanguard Total Bond Market ETF	407,581
572	Vanguard Total International Bond ETF	32,301
		1,977,782
	EQUITY FUNDS - 36.4%
8,807	First Trust Dow Jones Select Microcap Index Fund	373,153
3,230	Invesco FTSE RAFI US 1000 ETF	352,361
7,219	Invesco S&P 500 Equal Weight ETF	726,881
2,533	iShares Edge MSCI Min Vol USA ETF	149,726
988	iShares Edge MSCI USA Momentum Factor ETF	110,844
10,206	iShares Edge MSCI USA Quality Factor ETF	876,287
919	iShares Micro-Cap ETF	81,028
390	iShares Russell 2000 ETF	56,885
2,234	SPDR S&P 500 ETF Trust	614,953
1,758	Vanguard Russell 2000 ETF	206,284
		3,548,402
	INTERNATIONAL FUNDS - 23.7%
38,615	Invesco Global Listed Private Equity ETF *	442,142
1,980	iShares Edge MSCI Min Vol Emerging Markets ETF	113,058
7,463	iShares Edge MSCI Min Vol Global ETF	666,595
742	iShares MSCI Emerging Markets ETF	30,207
1	Vanguard FTSE All World ex-US Small-Cap ETF	101
7,389	Vanguard FTSE All-World ex-US ETF	359,992
9,372	Vanguard FTSE Emerging Markets ETF	380,878
16	Vanguard Total International Stock ETF	807
216	Vanguard Total World Stock ETF	15,377
4,699	WisdomTree International SmallCap Dividend Fund	300,595
		2,309,752
	SECTOR FUNDS - 9.7%
4,108	ELEMENTS Linked to the Rogers International *	20,868
8	FlexShares Quality Dividend Index Fund	338
1,079	Invesco BuyBack Achievers ETF	62,744
14,839	Invesco DB Commodity Index Tracking Fund	224,514
432	Invesco DWA Momentum ETF	24,585
964	iShares U.S. Real Estate ETF	83,743
887	SPDR Bloomberg Barclays Convertible Securities	44,829
901	VanEck Vectors Natural Resource ETF	30,102
2,241	Vanguard Global ex-U.S. Real Estate ETF	128,768
3,700	Vanguard Real Estate ETF	321,492
1	Vanguard Total Stock Market ETF	141
		942,124
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,888,497)	8,778,060

	OPEN ENDED FUNDS - 4.9%
43,238	Leland Thomson Reuters Private Equity Index Fund - Class I (Cost - $534,885)	$480,329

	TOTAL INVESTMENTS - 95.0% (Cost - $9,423,382)	$9,258,389

	OTHER ASSETS LESS LIABILITIES - 5.0%	487,109

	NET ASSETS - 100.0%	$9,745,498

*	Non-income producing securities.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 37.3%
	BONDS - 27.4%
1,762	FinEx Tradable Russian Corporate Bonds UCITS ETF *	$20,409
11,960	High Yield ETF	410,826
23,570	Highland/iBoxx Senior Loan ETF	415,775
9,791	Invesco Global Short Term High Yield Bond ETF	225,487
3,269	Invesco Senior Loan ETF	74,010
16,789	iShares Barclays USD Asia High Yield Bond Index ETF	173,934
1,250	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	78,436
4,864	SPDR Blackstone / GSO Senior Loan ETF	224,522
3,306	SPDR Bloomberg Barclays Convertible Securities ETF	167,085
343	SPDR Doubleline Total Return Tactical ETF	16,697
2,644	SPDR Nuveen S&P High Yield Municipal Bond ETF	154,304
10,789	VanEck Vectors Emerging Markets High Yield Bond ETF	252,139
888	VanEck Vectors International High Yield Bond ETF	21,525
1,582	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	52,206
		2,287,355
	EQUITY FUNDS - 2.9%
2,010	AdvisorShares STAR Global Buy-Write ETF	62,290
8,652	Invesco S&P 500 BuyWrite ETF	179,529
		241,819
	INTERNATIONAL FUNDS - 0.6%
38	Invesco China Small Cap ETF	921
97	iShares Latin America 40 ETF	3,141
47	iShares MSCI Japan Small-Cap ETF	3,176
458	Vanguard Total World Stock ETF	32,605
387	Xtrackers Harvest CSI 300 China A-Shares ETF	10,108
		49,951
	PREFERRED FUNDS - 0.5%
468	Invesco Variable Rate Preferred ETF	11,534
799	iShares Preferred & Income Securities ETF	29,195
		40,729
	SECTOR FUNDS - 5.9%
2,745	Alerian Energy Infrastructure ETF	57,371
28,773	Alerian MLP ETF	277,372
333	Energy Select Sector SPDR Fund	19,571
494	Global X MSCI China Financials ETF	7,785
191	Invesco KBW Property & Casualty ETF	12,915
353	iShares 20+ Year Treasury Bond ETF	46,536
172	iShares Core U.S. Aggregate Bond ETF	18,989
24	iShares JP Morgan USD Emerging Markets Bond ETF	2,637
15	iShares Mortgage Real Estate ETF	619
1,930	iShares S&P GSCI Commodity Indexed Trust *	28,969
125	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	4,140
200	VanEck Vectors Mortgage REIT Income ETF	4,420
133	Vanguard Real Estate ETF	11,556
		492,880

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,211,738)	3,112,734

	OPEN ENDED FUNDS - 58.1%
22,184	American Beacon Sound Point Floating Rate Income - Class Y	221,622
419,425	James Alpha Structured Credit Value Portfolio ^	4,382,992
21,134	Kellner Merger Fund - Institutional Class	233,323
	TOTAL OPEN ENDED FUNDS (Cost - $4,687,229)	4,837,937

	SHORT-TERM INVESTMENTS - 1.6%
130,079	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% + (Cost - $130,079)	130,079

	TOTAL INVESTMENTS - 97.0% (Cost - $8,029,046)	$8,080,750

	OTHER ASSETS LESS LIABILITIES - 3.0%	253,776

	NET ASSETS - 100.0%	$8,334,526

*	Non-income producing securities.

+	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

^	Affiliated investment.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
May 31, 2019

	OPEN RETURN SWAPS - 0.0%

							Unrealized
Notional				Expiration	Pay/Receive	Variable	Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	(Depreciation)
94,359	MSCI AC World Daily Total Return Gross Index	99	Goldman Sachs	2/25/2020	Pay	2.4833	$—
78,858	MSCI AC World Daily Total Return Gross Index	80	Goldman Sachs	2/25/2020	Pay	2.4360	—
9,793	MSCI Daily Total Return Gross Europe	1	Goldman Sachs	6/24/2019	Pay	2.6128	(445)
8,976	MSCI Daily Total Return Net EM Index	21	Goldman Sachs	6/24/2019	Pay	2.5755	—
(44,228)	MSCI Pacific Total Return Index	(7)	Goldman Sachs	6/21/2019	Receivable	2.5915	1,774
13,451	Russell 2000 Total Return Index	2	Goldman Sachs	2/21/2020	Pay	2.4805	—
72,026	S&P 500 Total Return Index	14	Goldman Sachs	6/20/2019	Pay	2.5756	—
30,868	S&P 500 Total Return Index	6	Goldman Sachs	6/20/2019	Pay	2.5756	—
20,579	S&P 500 Total Return Index	4	Goldman Sachs	6/20/2019	Pay	2.5756	—
2,785,465	TOPIX Total Return Index	1,162	Goldman Sachs	6/24/2019	Pay	(0.0747)	(1,300)
							$29

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

							Unrealized
Notional				Expiration	Pay/Receive	Variable	Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	(Depreciation)
3,834,210	Goldman Sachs HY Synthetic Corporate 5Y Total Return	24,476	Goldman Sachs	2/5/2020	Pay	2.6010	(14,025)
							$(14,025)

#	Variable rate is Libor plus (0.50%) - 0.42%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
May 31, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Japanese Yen	6/26/2019	BNY	8,633,891	79,667	$818

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Euro	6/26/2019	BNY	(75,025)	$(83,766)	$410

Total Unrealized Appreciation On Forward Currency Contracts					$1,228

*	BNY - Bank of New York

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 67.0%
	BONDS - 23.2%
1,056	Direxion Daily 20 Year Plus Treasury Bull 3x	$25,872
537	FinEx Tradable Russian Corporate Bonds UCITS ETF *	6,220
6,162	High Yield ETF	211,665
14,845	Highland/iBoxx Senior Loan ETF	261,866
14,088	Invesco Global Short Term High Yield Bond ETF	324,447
114	Invesco Senior Loan ETF	2,581
11,170	iShares Barclays USD Asia High Yield Bond Index ETF	115,721
25	iShares Floating Rate Bond ETF	1,274
2,028	iShares iBoxx High Yield Corporate Bond ETF	172,177
584	iShares JP Morgan USD Emerging Markets Bond ETF	64,176
4,217	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	428,911
2,032	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	127,506
2,396	SPDR Blackstone / GSO Senior Loan ETF	110,599
3,126	SPDR Bloomberg Barclays High Yield Bond ETF	331,825
406	SPDR Doubleline Total Return Tactical ETF	19,764
1,548	SPDR Nuveen S&P High Yield Municipal Bond ETF	90,341
6,057	VanEck Vectors Emerging Markets High Yield Bond ETF	141,552
667	VanEck Vectors Fallen Angel High Yield Bond ETF	18,916
2,295	VanEck Vectors International High Yield Bond ETF	55,631
359	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	11,847
80	Vanguard Total Bond Market ETF	6,579
3,886	Vanguard Total International Bond ETF	219,442
420	WisdomTree Emerging Markets Local Debt Fund	14,209
2,318	WisdomTree Interest Rate Hedged High Yield Bond Fund	53,569
		2,816,690
	EQUITY FUNDS - 13.8%
523	AdvisorShares STAR Global Buy-Write ETF	16,208
608	Global X S&P 500 Covered Call ETF	27,989
4,668	Invesco S&P 500 BuyWrite ETF	96,861
2,077	Invesco S&P 500 Equal Weight ETF	209,133
3,355	Invesco S&P 500 Pure Value ETF	201,803
4,320	iShares Micro-Cap ETF	380,894
1,934	iShares Russell 1000 Growth ETF	286,619
219	iShares Russell 1000 Value ETF	26,186
547	iShares Russell 2000 ETF	79,785
317	iShares Russell 2000 Growth ETF	59,460
276	iShares Russell 2000 Value ETF	31,503
1,764	iShares Russell Mid-Cap Growth ETF	235,459
125	iShares Russell Mid-Cap Value ETF	10,491
65	iShares S&P Mid-Cap 400 Growth ETF	13,768
655	iShares S&P/TSX SmallCap Index ETF	6,914
		1,683,073
	INTERNATIONAL FUNDS - 16.4%
2,063	Columbia India Consumer ETF	85,058
271	Global X MSCI Argentina ETF	7,625
549	Global X MSCI Nigeria ETF	8,525
592	Global X MSCI Norway ETF	7,151
6,388	Invesco China Small Cap ETF	154,845
96	iShares China Large-Cap ETF	3,876
12,533	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	89,788
261	iShares EURO STOXX Mid UCITS ETF	16,358
1,325	iShares Latin America 40 ETF	42,904
712	iShares Morningstar Multi-Asset Income ETF	17,240
200	iShares MSCI All Country Asia ex Japan ETF	13,166
18	iShares MSCI Australia ETF	392
612	iShares MSCI Brazil ETF	25,490
3,517	iShares MSCI EAFE ETF	222,978
398	iShares MSCI Emerging Markets ETF	16,203
919	iShares MSCI Frontier 100 ETF	26,384
214	iShares MSCI Indonesia ETF	5,416
197	iShares MSCI Ireland ETF	8,124
1,136	iShares MSCI Japan ETF	59,890
639	iShares MSCI Japan Small-Cap ETF	43,177
87	iShares MSCI Mexico ETF	3,734
134	iShares MSCI Peru ETF	4,691
1	iShares MSCI Philippines ETF	35
69	iShares MSCI Poland ETF	1,541

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 67.0% (Continued)
	INTERNATIONAL FUNDS - 16.4% (Continued)
219	iShares MSCI South Korea ETF	$12,170
199	iShares MSCI Taiwan ETF	6,583
201	iShares MSCI Thailand ETF	18,006
137	iShares MSCI Turkey ETF	3,126
4,010	iShares MSCI UAE ETF	56,581
545	iShares MSCI United Kingdom Small-Cap ETF	20,587
390	SPDR EURO STOXX 50 ETF	14,153
1,317	SPDR S&P Emerging Asia Pacific ETF	122,942
1,507	VanEck Vectors Africa Index ETF	31,089
1,161	VanEck Vectors Brazil Small-Cap ETF	25,240
258	VanEck Vectors Egypt Index ETF	7,677
793	VanEck Vectors India Small-Cap Index ETF	33,116
28	VanEck Vectors Israel ETF	865
2,848	VanEck Vectors Russia ETF	61,631
312	VanEck Vectors Russia Small-Cap ETF	9,815
783	VanEck Vectors Vietnam ETF	12,677
1,764	Vanguard FTSE Emerging Markets ETF	71,689
4,075	Vanguard Total World Stock ETF	290,099
2,288	WBI BullBear Rising Income 1000 ETF	59,580
239	WisdomTree Emerging Markets SmallCap Dividend Fund	10,736
12	WisdomTree Europe SmallCap Dividend Fund	688
50	WisdomTree International SmallCap Dividend Fund	3,199
1,365	WisdomTree Japan Hedged SmallCap Equity Fund	50,464
5,281	WisdomTree Middle East Dividend Fund	109,105
3,287	Xtrackers Harvest CSI 300 China A-Shares ETF	85,856
354	Xtrackers MSCI South Korea Hedged Equity ETF *	9,119
		1,991,384
	PREFERRED FUND - 0.6%
2,659	Global X SuperIncome Preferred ETF	30,632
1,872	Invesco Financial Preferred ETF	34,314
143	Invesco Variable Rate Preferred ETF	3,524
288	iShares Preferred & Income Securities ETF	10,523
		78,993
	SECTOR FUNDS - 13.0%
9,638	Alerian MLP ETF	92,910
2,895	AlphaClone Alternative Alpha ETF	144,006
1,149	Cambria Etf Cambria Core Equity ETF	31,387
847	CI First Asset Active Utility & Infrastructure ETF	6,904
974	Consumer Discretionary Select Sector SPDR Fund	108,055
348	Energy Select Sector SPDR Fund	20,452
181	ETFMG Alternative Harvest ETF	5,606
387	ETRACS CMCI Total Return ETN *	5,476
343	First Trust Dow Jones Internet Index Fund *	47,317
3,909	First Trust Financial AlphaDEX Fund	117,309
1,313	Global X MSCI China Consumer Discretionary ETF	19,104
64	Global X Scientific Beta US ETF	1,992
789	Global X Uranium ETF	9,121
1,141	Invesco China Real Estate ETF	30,465
87	Invesco DB Agriculture Fund	1,446
41	Invesco DWA Consumer Cyclicals Momentum ETF	2,132
41	Invesco DWA Energy Momentum ETF	1,123
644	Invesco DWA Healthcare Momentum ETF *	50,348
103	Invesco KBW High Dividend Yield Financial ETF	2,102
244	Invesco KBW Property & Casualty ETF	16,499
312	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4,930
185	Invesco S&P SmallCap Energy ETF	1,574
101	Invesco S&P SmallCap Information Technology ETF	7,735
2,040	IQ Merger Arbitrage ETF *	64,953
23	IQ US Real Estate Small Cap ETF	565
44	iShares Core S&P/TSX Capped Composite Index ETF	835
106	iShares Core U.S. Aggregate Bond ETF	11,702
50	iShares Edge MSCI International Momentum Factor ETF	1,417
404	iShares Expanded Tech-Software Sector ETF	83,325
135	iShares Global Materials ETF	8,188
70	iShares Global Timber & Forestry ETF	3,850
2	iShares MBS ETF	214

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 67.0% (Continued)
	SECTOR FUNDS - 13.0% (Continued)
23	iShares Mortgage Real Estate ETF	$948
1,003	iShares Nasdaq Biotechnology ETF	100,280
4,911	iShares S&P GSCI Commodity Indexed Trust *	73,714
427	iShares S&P/TSX Capped Materials Index ETF	3,860
81	iShares S&P/TSX Global Gold Index ETF	713
147	iShares Silver Trust *	2,007
90	iShares STOXX Europe 600 Banks UCITS ETF DE	1,346
390	iShares STOXX Europe 600 Basic Resources UCITS ETF DE	18,937
286	iShares STOXX Europe 600 Insurance UCITS ETF DE	9,472
17	iShares STOXX Europe 600 Utilities UCITS ETF DE	585
7	iShares U.S. Consumer Services ETF	1,429
1	iShares U.S. Healthcare Providers ETF	165
147	iShares U.S. Medical Devices ETF	32,433
132	iShares U.S. Pharmaceuticals ETF	18,629
647	KraneShares CSI China Internet ETF	26,080
28	Materials Select Sector SPDR Fund	1,477
96	ProShares Short VIX Short-Term Futures ETF *	4,783
3,853	SPDR Bloomberg Barclays Convertible Securities ETF	194,731
30	SPDR Dow Jones Global Real Estate ETF	1,484
367	SPDR Gold Shares *	45,262
84	SPDR S&P Insurance ETF	2,727
417	SPDR S&P Metals & Mining ETF	10,175
372	SPDR S&P Oil & Gas Exploration & Production ETF	9,527
694	SPDR S&P Regional Banking ETF	34,853
287	SPDR S&P Retail ETF	11,494
370	United States Natural Gas Fund LP *	7,789
269	VanEck Vectors Global Alternative Energry ETF	15,922
175	VanEck Vectors Junior Gold Miners ETF	5,168
61	VanEck Vectors Mortgage REIT Income ETF	1,348
72	VanEck Vectors Rare Earth/Strategic Metals ETF	1,086
179	VanEck Vectors Semiconductor ETF	17,583
1,894	VanEck Vectors Unconventional Oil & Gas ETF	21,515
45	Vanguard Real Estate ETF	3,910
		1,584,474

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,556,843)	8,154,614

	OPEN ENDED FUNDS - 31.3%
14,888	Altegris Futures Evolution Strategy Fund - Class I	136,373
48,605	American Beacon Sound Point Floating Rate Income - Class Y	485,564
17,019	AQR Managed Futures Strategy Fund - Class I *	145,175
237,973	James Alpha Structured Credit Value Portfolio	2,486,818
26,525	Kellner Merger Fund - Institutional Class	292,837
15,435	Merger Fund/The - Investor Class	257,295
	TOTAL OPEN ENDED FUNDS (Cost - $3,772,120)	3,804,062

	TOTAL INVESTMENTS - 98.3% (Cost - $12,328,963)	$11,958,676

	OTHER ASSETS LESS LIABILITIES - 1.7%	205,804

	NET ASSETS - 100.0%	$12,164,480

	* Non-income producing securities.

	TOTAL RETURN SWAP - (0.2)%

Unrealized
Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 10,137, with a receivable rate of 2.70% The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and has a term of three years there from unless terminated earlier. (Notional Value $1,000,000)	$17,607
$17,607

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
May 31, 2019

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS*

			Notional Value		Unrealized
Number of			at May 31,		Appreciation /
Contracts	Open Long Future Contracts	Counterparty	2019	Expiration	(Depreciation)
4	3 month Euro (EURIBOR)	Deutsche Bank	1,117,654	12/16/2019	$410
2	3 month Euro (EURIBOR)	Deutsche Bank	516,671	3/15/2021	518
2	3 month Euro (EURIBOR)	Deutsche Bank	499,325	12/14/2020	450
19	3 month Sterling	Deutsche Bank	2,990,219	3/18/2020	2,312
8	3 month Sterling	Deutsche Bank	1,317,464	3/17/2021	1,832
7	3 month Sterling	Deutsche Bank	1,149,710	12/18/2019	898
6	3 month Sterling	Deutsche Bank	936,653	3/16/2022	1,681
4	3 month Sterling	Deutsche Bank	654,801	6/17/2020	734
4	3 month Sterling	Deutsche Bank	615,598	9/18/2019	415
3	3 month Sterling	Deutsche Bank	413,623	12/16/2020	565
9	3 year Australian Treasury Bond Future	Deutsche Bank	1,979,675	6/17/2019	6,651
3	10 year Australian Treasury Bond Future	Deutsche Bank	2,584,789	6/17/2019	6,211
5	10 year Italian Bond Future	Deutsche Bank	792,709	6/6/2019	108,350
4	10 year Italian Bond Future	Deutsche Bank	529,576	9/6/2019	1,337
1	10 year Japanese Government Bond Future	Deutsche Bank	1,708,402	6/13/2019	10,799
4	10 year US Treasury Notes Future	Deutsche Bank	526,354	9/19/2019	2,488
10	90 Day Bank Accepted Bill Future	Deutsche Bank	1,627,802	3/12/2020	2,969
6	90 Day Bank Accepted Bill Future	Deutsche Bank	930,259	12/12/2019	675
3	90 Day Bank Accepted Bill Future	Deutsche Bank	547,300	9/12/2019	513
74	DJ EURO STOXX Banks Future	Deutsche Bank	357,458	6/21/2019	(280,396)
2	E-Mini Nasdaq-100	Deutsche Bank	352,688	6/21/2019	(9,643)
3	E-Mini S&P 500	Deutsche Bank	368,681	6/21/2019	43,761
3	Euro-BOBL Future	Deutsche Bank	394,352	6/6/2019	(21,393)
4	Euro-BUND Future	Deutsche Bank	735,432	9/6/2019	(9,119)
10	Eurodollar	Deutsche Bank	2,514,567	12/16/2019	4,892
7	Eurodollar	Deutsche Bank	1,669,798	3/16/2020	4,278
6	Eurodollar	Deutsche Bank	1,579,952	3/15/2021	3,924
6	Eurodollar	Deutsche Bank	1,472,332	3/14/2022	2,857
5	Euro-OAT Futures	Deutsche Bank	903,713	9/6/2019	1,908
3	Gold	Deutsche Bank	383,045	8/28/2019	3,423
4	Long Gilt Future	Deutsche Bank	576,998	9/26/2019	1,375
7	Mini Japanese Government Bond Future	Deutsche Bank	957,671	6/12/2019	2,124
4	Nikkei 225 (JPY) Future	Deutsche Bank	418,162	6/13/2019	(46,647)
					(148,848)

			Notional Value		Unrealized
Number of			at May 31,		Appreciation /
Contracts	Open Short Future Contracts	Counterparty	2019	Expiration	(Depreciation)
(8)	2 year Euro-Schatz Future	Deutsche Bank	(949,883)	9/6/2019	(2,342)
(12)	5 year US Treasury Notes Future	Deutsche Bank	(1,456,905)	9/30/2019	(63,106)
(6)	AUD/USD	Deutsche Bank	(449,260)	6/17/2019	4,821
(8)	CAD/USD	Deutsche Bank	(621,357)	6/18/2019	4,709
(6)	CME E-Mini Russell 2000 Index	Deutsche Bank	(448,245)	6/21/2019	245,586
(3)	EUR/JPY	Deutsche Bank	(418,225)	6/17/2019	11,572
(8)	EUR/USD	Deutsche Bank	(1,136,705)	6/17/2019	13,680
(4)	Euro-BUND Future	Deutsche Bank	(806,915)	6/6/2019	(36,738)
(6)	JPY/USD	Deutsche Bank	(633,990)	6/17/2019	(8,008)
(3)	Nikkei 225 Future	Deutsche Bank	(352,544)	6/13/2019	16,515
					186,689

	TOTAL FUTURES CONTRACTS				$37,841

PURCHASED CALL OPTIONS^*

		Notional Value
		at May 31,		Strike	Unrealized
Description	Counterparty	2019	Expiration	Price	Depreciation
HKD/USD	Deutsche Bank	387,892	9/18/2019	7.95	—
TOTAL PURCHASED PUT OPTIONS					—

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
May 31, 2019

WRITTEN PUT OPTIONS^*
		Notional Value
		at May 31,		Strike	Unrealized
Description	Counterparty	2019	Expiration	Price	Depreciation
JPY/AUD	Deutsche Bank	(363,366)	8/16/2019	68.50	(835)
JPY/EUR	Deutsche Bank	(412,993)	8/27/2019	110.50	(464)
JPY/USD	Deutsche Bank	(506,510)	9/6/2019	100.00	(1,170)
JPY/USD	Deutsche Bank	(430,360)	10/10/2019	101.00	(1,532)
USD/EUR	Deutsche Bank	(383,353)	10/25/2019	1.06	(510)
TOTAL WRITTEN OPTIONS					(4,511)

^	Option transactions are done by notional and not by contracts

FOREIGN CURRENCY TRANSACTIONS +*
							Unrealized
Settlement	Units to					US Dollar	Appreciation /
Date	Receive/Deliver		Counterparty	In Exchange for		Value	(Depreciation)
To Sell:
6/4/2019	(518,018)	JPY	Deutsche Bank	(56,243,846	) USD	(516,362)	$1,307
TOTAL FOREIGN CURRENCY							1,307

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreviations:

AUD - Australian Dollar	HKD - Hong Kong Dollar

CAD - Canadian Dollar	JPY - Japanese Yen

EUR - Euro	USD - U.S. Dollar

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
May 31, 2019

	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Canadian Dollar	6/26/2019	BNY	31,456	$23,282	$(168)
Japanese Yen	6/26/2019	BNY	9,487,291	87,542	899
					$731

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Australian Dollar	6/26/2019	BNY	(40,358)	$(27,982)	$(120)
British Pound	6/26/2019	BNY	(88,865)	(112,139)	1,755
Euro	6/26/2019	BNY	(205,042)	(228,932)	1,122
Mexican Peso	6/26/2019	BNY	(62,114)	(3,155)	95
Swiss Franc	6/26/2019	BNY	(2,135)	(2,127)	(4)
				$(374,335)	$2,848

Total Unrealized Appreciation On Forward Currency Contracts					$3,579

*	BNY- Bank of New York

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
May 31, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 94.4%
	ASSET BACKED SECURITIES - 91.9%
$91,729	Adjustable Rate Mortgage Trust 2005-10 (b)		4.397	1/25/2036	$87,221
108,014	Alternative Loan Trust 1998-4 (d)		6.882	8/25/2028	111,631
80,851	Alternative Loan Trust 2004-28CB		6.000	1/25/2035	81,525
188,392	Alternative Loan Trust 2004-J8		7.000	8/25/2034	198,278
56,581	Alternative Loan Trust 2005-14 (a)	1 Month LIBOR + 0.21%	2.640	5/25/2035	54,388
186,205	Alternative Loan Trust 2005-6CB		5.500	4/25/2035	190,788
60,815	Alternative Loan Trust 2005-J11		6.000	10/25/2035	46,761
106,393	Alternative Loan Trust 2005-J11		5.500	11/25/2035	90,370
52,703	Alternative Loan Trust 2007-9T1		5.500	5/25/2022	47,244
50,000	Alternative Loan Trust Resecuritization 2005-12R		6.000	11/25/2034	49,432
161,941	American Residential Home Equity Loan Trust 1998-1 (a)	1 Month LIBOR + 2.18%	4.605	5/25/2029	145,439
1,000,000	Apidos CLO XVI (a,c)	3 Month LIBOR + 3.00%	5.592	1/19/2025	1,001,316
228,210	ARCap 2003-1 Resecuritization Trust (c)		7.110	8/20/2038	228,150
480,377	Aspen Funding I Ltd.		9.060	7/10/2037	502,317
195,708	Banc of America Funding 2007-2 Trust		6.000	3/25/2037	43,233
99,956	Banc of America Mortgage 2005-C Trust (b)		4.669	4/25/2035	96,378
99,246	Bayview Commercial Asset Trust 2005-2 (a,c)	1 Month LIBOR + 1.15%	3.580	8/25/2035	94,086
812,385	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.34%	2.770	7/25/2037	753,962
1,979,087	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.50%	2.930	7/25/2037	1,807,419
10,503	Bear Stearns ALT-A Trust 2004-11 (b)		3.627	11/25/2034	9,377
500,000	Bellemeade Re 2019-2 Ltd. (a,c)	1 Month LIBOR + 3.10%	5.530	4/25/2029	504,702
1,000,000	CarVal CLO II Ltd. (a,c)	3 Month LIBOR + 3.25%	5.891	4/20/2032	1,004,940
510,990	Cascade Funding Mortgage Trust 2018-RM2 (b,c)		4.000	10/25/2068	480,973
256,213	Chase Funding Loan Acquisition Trust Series 2004-AQ1 (a)	1 Month LIBOR + 2.93%	5.355	5/25/2034	264,120
387,666	Chase Mortgage Finance Trust Series 2007-S3		6.000	5/25/2037	206,767
675,059	Chase Mortgage Finance Trust Series 2007-S3		0.000	5/25/2037	155,950
210,590	CHL Mortgage Pass-Through Trust 2002-19		6.250	11/25/2032	217,036
138,838	CHL Mortgage Pass-Through Trust 2004-2 (b)		3.497	2/25/2034	133,609
132,990	CHL Mortgage Pass-Through Trust 2004-HYB5 (b)		4.107	4/20/2035	126,189
114,167	CHL Mortgage Pass-Through Trust 2004-J9		5.500	1/25/2035	113,884
206,251	CHL Mortgage Pass-Through Trust 2006-J1		6.000	2/25/2036	157,864
253,198	Citigroup Global Markets Mortgage Securities VII, Inc. (b)		4.732	12/25/2030	66,388
118,968	CitiMortgage Alternative Loan Trust Series 2007-A6		6.000	6/25/2037	117,719
639,960	Credit Suisse First Boston Mortgage Securities Corp. (b)		7.190	1/25/2032	644,221
154,128	Credit Suisse First Boston Mortgage Securities Corp.		5.500	6/25/2033	157,615
621,978	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	649,344
207,326	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	216,227
202,848	Credit Suisse First Boston Mortgage Securities Corp. (a)	1 Month LIBOR + 0.65%	3.080	9/25/2035	159,710
218,962	Credit-Based Asset Servicing & Securitization LLC (a)	1 Month LIBOR + 1.10%	3.530	4/25/2032	220,482
31,761	Credit-Based Asset Servicing & Securitization LLC (d)		5.062	9/25/2032	32,786
300,000	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4		6.000	8/25/2034	310,246
57,580	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8		5.500	12/25/2034	57,616
75,329	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10		5.250	11/25/2020	67,486
84,070	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3		5.750	7/25/2035	87,643
132,385	CSFB Mortgage-Backed Trust Series 2004-7		5.250	10/25/2019	133,657
200,000	CSMC Series 2015-12R (b,c)		2.977	11/30/2037	181,602
339,238	CSMC Trust 2007-5R		6.500	7/26/2036	168,086
1,000,000	Deerpath Capital CLO 2018-1 LTD. (a,c)	3 Month LIBOR + 3.50%	6.316	1/15/2031	1,001,377
204,590	Delta Funding Home Equity Loan Trust 1999-3 (d)		8.061	9/15/2029	207,460
143,634	DLJ ABS Trust Series 2000-7 (a)	1 Month LIBOR + 0.68%	3.110	11/25/2030	131,448
295,000	EdLinc Student Loan Funding Trust 2012-1 (a,c)	1 Month LIBOR + 4.24%	6.670	11/26/2040	342,411
500,000	Elmwood CLO II Ltd. (a,c)	3 Month LIBOR + 2.90%	5.445	4/20/2031	499,963
77,071	EquiFirst Mortgage Loan Trust 2003-2 (a)	1 Month LIBOR + 1.13%	3.563	9/25/2033	76,557
94,584	EquiFirst Mortgage Loan Trust 2004-3 (a)	1 Month LIBOR + 0.98%	3.405	12/25/2034	94,991
190,667	Equity One Mortgage Pass-Through Trust 2003-4 (d)		6.531	10/25/2034	194,291
684,664	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.38%	2.809	2/27/2035	670,096
544,220	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.41%	2.839	2/27/2035	528,553
116,674	First Horizon Alternative Mortgage Securities Trust 2007-FA4		6.250	8/25/2037	89,254
19,520	Freddie Mac Structured Pass-Through Certificates (a)	MTA + 1.40%	3.881	7/25/2044	19,908
200,000	GC FTPYME Pastor 4 FTA (a)	3 Month EURO + 2.40%	2.090	7/15/2045	85,505
34,702	GMACM Mortgage Loan Trust 2005-AR3 (b)		4.303	6/19/2035	34,596
54,363	GSMSC Pass-Through Trust 2008-2R (b,c)		7.500	10/25/2036	36,273
32,160	GSR Mortgage Loan Trust 2004-12 (b)		4.048	12/25/2034	16,270
38,136	GSR Mortgage Loan Trust 2005-8F		6.000	11/25/2035	28,820
121,729	GSR Mortgage Loan Trust 2005-AR1 (b)		3.574	1/25/2035	120,950
7,008	GSR Mortgage Loan Trust 2005-AR3 (a)	1 Month LIBOR + 0.44%	2.870	5/25/2035	6,907
58,200	GSR Mortgage Loan Trust 2005-AR6 (b)		4.599	9/25/2035	59,591
85,000	HomeBanc Mortgage Trust 2005-3 (a)	1 Month LIBOR + 0.51%	2.940	7/25/2035	84,435
433,027	HSI Asset Loan Obligation Trust 2007-AR2 (b)		4.244	9/25/2037	393,522
190,497	Impac CMB Trust Series 2003-2F (d)		6.570	1/25/2033	193,380
83,392	Impac CMB Trust Series 2004-7 (a)	1 Month LIBOR + 1.80%	4.230	11/25/2034	84,002

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
May 31, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 94.4% (Continued)
	ASSET BACKED SECURITIES - 91.9% (Continued)
$270,379	Impac CMB Trust Series 2005-2 (a)	1 Month LIBOR + 0.80%	3.230	4/25/2035	$263,031
225,249	Impac CMB Trust Series 2005-6 (a)	1 Month LIBOR + 1.13%	3.555	10/25/2035	218,159
883,053	IndyMac INDA Mortgage Loan Trust 2006-AR1 (b)		3.906	8/25/2036	875,643
78,921	IndyMac INDX Mortgage Loan Trust 2005-AR15 (b)		3.998	9/25/2035	74,157
1,389,647	Interstar Millennium Series 2006-4H Trust (a)	BBSW1M + 0.50%	2.070	11/7/2039	898,668
294,518	JP Morgan Alternative Loan Trust (a)	1 Month LIBOR + 7.15%	4.720	12/25/2035	92,417
195,089	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7 (a,c)	1 Month LIBOR + 3.75%	6.190	5/15/2028	193,702
89,389	JP Morgan Mortgage Trust 2005-A7 (b)		4.404	10/25/2035	92,280
46,874	JP Morgan Mortgage Trust 2006-A4 (b)		4.455	6/25/2036	41,928
39,665	Lehman Structured Securities Corp. (b,c)		0.000	7/26/2024	27,383
500,000	LHOME Mortgage Trust 2019-RTL1 (c,d)		4.948	10/25/2023	507,010
42,075	MASTR Adjustable Rate Mortgages Trust 2003-2 (b)		4.624	7/25/2033	42,338
62,142	MASTR Adjustable Rate Mortgages Trust 2003-6 (b)		4.207	12/25/2033	61,299
706,683	MASTR Adjustable Rate Mortgages Trust 2003-6 (b)		3.779	12/25/2033	679,488
146,992	MASTR Adjustable Rate Mortgages Trust 2004-7 (b)		4.500	7/25/2034	148,504
53,299	MASTR Adjustable Rate Mortgages Trust 2007-2 (a)	1 Month LIBOR + 0.15%	2.580	3/25/2047	51,476
75,383	MASTR Alternative Loan Trust 2003-7		6.500	12/25/2033	80,550
89,921	MASTR Alternative Loan Trust 2004-7		6.000	6/25/2034	91,955
106,437	MASTR Alternative Loan Trust 2007-1		0.000	10/25/2036	71,540
36,598	MASTR Asset Securitization Trust 2004-1		5.500	2/25/2034	36,572
240,612	MASTR Asset Securitization Trust 2005-2		5.500	10/25/2025	238,660
21,064	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 (a)	6 Month LIBOR + 1.50%	4.112	2/25/2033	20,966
62,845	Merrill Lynch Mortgage Investors Trust Series 2003-A6 (b)		4.523	9/25/2033	62,004
104,297	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-2 (b)		4.625	5/25/2036	105,125
108,087	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC1 (a)	1 Month LIBOR + 2.33%	4.755	12/27/2033	108,306
380,893	Morgan Stanley Dean Witter Capital I, Inc. Trust 2003-HYB1 (b)		4.082	3/25/2033	383,076
658,281	Morgan Stanley Mortgage Loan Trust 2004-6AR (a)	1 Month LIBOR + 2.48%	4.905	7/25/2034	697,894
77,546	Morgan Stanley Mortgage Loan Trust 2004-8AR (b)		4.533	10/25/2034	80,392
5,082,969	Morgan Stanley Mortgage Loan Trust 2006-1AR (b)		1.086	2/25/2036	159,420
44,937	Morgan Stanley Mortgage Loan Trust 2006-8AR (b)		4.568	6/25/2036	43,708
419,799	MortgageIT Trust 2004-2 (a)	1 Month LIBOR + 3.23%	5.655	12/25/2034	430,869
198,277	MortgageIT Trust 2005-3 (a)	1 Month LIBOR + 1.58%	4.005	8/25/2035	195,999
227,574	MortgageIT Trust 2005-3 (a)	1 Month LIBOR + 2.55%	4.980	8/25/2035	226,029
550,000	New Century Home Equity Loan Trust (b)		5.650	8/25/2034	510,152
249,122	Nomura Asset Acceptance Corp. 2004-R1 A2 (c)		7.500	3/25/2034	253,399
146,549	Nomura Asset Acceptance Corp. 2007-1 1A3		5.957	3/25/2047	153,765
37,745	Option One Mortgage Accep Corp. Asset Back Certs Ser 2003-4 (a)	1 Month LIBOR + 2.48%	4.905	7/25/2033	38,413
112,855	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5 (a)	1 Month LIBOR + 0.98%	3.405	8/25/2033	111,466
70,576	Option One Mortgage Loan Trust 2002-3 (a)	1 Month LIBOR + 0.50%	2.930	8/25/2032	69,996
1,000,000	Peaks CLO 1 Ltd. (a,c)	3 Month LIBOR + 2.75%	5.330	7/25/2030	1,002,212
52,549	PHEAA Student Loan Trust 2015-1 (a,c)	1 Month LIBOR + 0.60%	3.030	10/25/2041	51,854
400,000	Progress Residential 2018-SFR3 Trust (c)		4.873	10/17/2035	413,741
63,885	RALI Series 2004-QS16 Trust		5.000	12/25/2019	64,352
68,390	RALI Series 2005-QA12 Trust (b)		4.888	12/25/2035	45,354
392,373	RAMP Series 2004-RS2 Trust (d)		5.590	2/25/2034	405,330
329,418	RBSGC Structured Trust 2008-A (c)		5.500	11/25/2035	312,859
206,177	RBSSP Resecuritization Trust 2009-1 (b,c)		6.000	8/26/2035	192,192
1,500,000	Ready Capital Mortgage Trust 2019-5 (b,c)		5.593	2/25/2052	1,441,996
398,753	Resecuritization Pass-Through Trust 2005-8R		6.000	10/25/2034	406,400
96,970	Residential Asset Securitization Trust 2004-A3		5.250	6/25/2034	97,568
1	RFMSI Series 2003-S11 Trust		5.000	6/25/2055	—
88,174	RFMSI Series 2006-SA2 Trust (b)		5.235	8/25/2036	83,573
436,004	SASCO Mortgage Loan Trust 2005-GEL1 (d)		4.895	12/25/2034	434,342
69,819	Saxon Asset Securities Trust 2001-2 (d)		7.170	3/25/2029	74,576
594,588	Saxon Asset Securities Trust 2005-1 (a)	1 Month LIBOR + 0.78%	2.532	5/25/2035	483,957
500,000	Seasoned Credit Risk Transfer Trust Series 2019-1 (b,c)		4.750	7/25/2058	491,514
500,000	Seasoned Credit Risk Transfer Trust Series 2019-2 (b,c)		4.750	8/25/2058	474,575
775,446	Security National Mortgage Loan Trust 2005-2 (b,c)		6.213	2/25/2036	800,877
40,727	Sequoia Mortgage Trust 2004-8 (a)	1 Month LIBOR + 0.70%	3.141	9/20/2034	40,949
121,003	Sequoia Mortgage Trust 2005-2 (a)	1 Month LIBOR + 0.22%	2.661	3/20/2035	118,922
40,000	SLM Student Loan Trust 2012-7 (a)	1 Month LIBOR + 1.80%	4.230	9/25/2043	39,755
213,328	Southern Pacific Secured Asset Corp.		7.320	5/25/2027	211,740
34,275	Specialty Underwriting & Residential Finance Trust Series 2003-BC3 (a)	1 Month LIBOR + 0.70%	3.130	8/25/2034	33,109
63,853	Specialty Underwriting & Residential Finance Trust Series 2004-BC3 (a)	1 Month LIBOR + 4.88%	7.305	7/25/2035	70,131
56,846	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 (b)		4.243	7/25/2035	46,695
129,688	Structured Asset Investment Loan Trust 2003-BC8 (a)	1 Month LIBOR + 4.50%	6.930	8/25/2033	120,281
68,901	Structured Asset Investment Loan Trust 2006-BNC2 (a)	1 Month LIBOR + 0.16%	2.590	5/25/2036	65,557
343,195	Structured Asset Mortgage Investments II Trust 2004-AR5 (b)		3.544	10/19/2034	312,272
77,082	Structured Asset Securities Corp. (a)	1 Month LIBOR + 0.78%	3.266	12/25/2033	67,614

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
May 31, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 94.4% (Continued)
	ASSET BACKED SECURITIES - 91.9% (Continued)
$211,790	Structured Asset Securities Corp. (b,c)		4.796	5/25/2043	$39,171
130,940	Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1		3.450	2/25/2032	128,185
35,341	Terwin Mortgage Trust Series TMTS 2003-2HE (a)	1 Month LIBOR + 0.45%	2.880	7/25/2034	34,923
75,324	Velocity Commercial Capital Loan Trust 2015-1 (b,c)		5.280	6/25/2045	75,593
709,972	WaMu Mortgage Pass-Through Certificates Series 2003-S4 (b)		5.629	6/25/2033	719,911
86,542	WaMu Mortgage Pass-Through Certificates Series 2006-AR11 Trust (a)	COF 11 + 1.50%	2.458	9/2/2046	88,798
130,968	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 Trust (b)		4.230	3/25/2036	128,488
119,229	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust		5.750	2/25/2033	121,236
72,418	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust (a)	1 Month LIBOR + 0.46%	2.890	12/25/2035	72,692
73,200	Wells Fargo Mortgage Backed Securities 2004-I Trust (b)		4.928	7/25/2034	76,542
183,967	Wells Fargo Mortgage Backed Securities 2005-16 Trust		5.750	12/25/2035	194,420
163,482	Wells Fargo Mortgage Backed Securities 2007-6 Trust		0.000	5/25/2037	136,970
250,000	WhiteHorse VII Ltd. (a,c)	3 Month LIBOR + 3.70%	6.225	11/24/2025	250,793
1,000,000	Z Capital Credit Partners CLO 2018-1 Ltd. (a,c)	3 Month LIBOR + 2.45%	5.315	1/16/2031	998,832
	TOTAL ASSET BACKED SECURITIES				37,185,327

	BONDS & NOTES - 94.4% (Continued)
	BANKS - 2.5%
150,000	Citigroup Global Markets Holdings, Inc. (a)	(50*(USISDA30-USISDA02))	10.0000	12/26/2028	151,125
265,000	Citigroup Global Markets Holdings, Inc. (a)	(50*(USISDA30-USISDA02))	12.0000	11/21/2038	266,590
61,000	Morgan Stanley (a)	(4*(USISDA30-USISDA02))	2.9800	4/30/2030	42,700
120,000	Morgan Stanley (a)	(4*(USISDA30-USISDA02))	3.0000	5/29/2030	81,300
142,000	Morgan Stanley (a)	(4*(USISDA30-USISDA02))	2.3840	7/31/2030	94,430
206,000	Morgan Stanley (a)	(4*(USISDA30-USISDA02))	2.3840	8/31/2030	141,110
288,000	Morgan Stanley (a)	(4*(USISDA30-USISDA02))	1.1920	2/28/2034	169,200
121,000	Morgan Stanley (a)	(4*(USISDA30-USISDA02))	1.5000	11/28/2034	68,214
					1,014,669

	TOTAL BONDS AND NOTES (Cost - $37,012,348)				38,199,996

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 0.2%
80,000	FREMF 2016-K52 Mortgage Trust (c)		3.924	1/25/2049	80,205
206,210	Government National Mortgage Association		0.952	4/16/2053	6,057
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $78,952)				86,262

Shares
	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
1,618,377	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^				1,618,377
	TOTAL SHORT-TERM INVESTMENTS (Cost -$1,618,377)				1,618,377

	TOTAL INVESTMENTS - 98.6% (Cost - $38,709,677)				$39,904,635

	OTHER ASSETS LESS LIABILITIES - 1.4%				547,716

	NET ASSETS - 100.0%				$40,452,351

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2019.

(b)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at May 31, 2019.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2019, these securities amounted to $16,743,732 or 41.4% of net assets.

(d)	Step-Up Bond; the interest rate shown is the rate in effect as of May 31, 2019.

BBSW - Bank Bill Swap Rate

COF - Cost of Funds

LIBOR - London Interbank offered rate

MTA - 12 Month Treasury Average Index

USISDA30 - 30 Year Swap

USISDA02 - 2 Year Swap

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
May 31, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Australian Dollar	11/8/2019	BNY	(1,100,000)	$(765,597)	$39,053

Total Unrealized Appreciation On Forward Currency Contracts					$39,053

* BNY - Bank of New York

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2019 (Unaudited)

	James Alpha		James Alpha		James Alpha	James Alpha		James Alpha		James Alpha
	EHS		Event Driven		Family Office	Relative Value		Total Hedge		Structured Credit
	Portfolio		Portfolio		Portfolio	Portfolio		Portfolio		Portfolio
Assets:
Investments in securities, at cost	$2,851,069		$9,344,400		$9,423,382	$8,029,046		$12,328,963		$38,709,677
Total Investments, at value	2,682,940		9,190,878		9,258,389	8,080,750		11,958,676		39,904,635
Cash	—		—		—	—		—		19,516
Foreign Cash ($10, $0, $0, $0, $21 and $87,617)	10		—		—	—		38		85,881
Deposit at Broker for Swaps	—		440,000		—	320,000		282,499		—
Unrealized appreciation on swaps	—		—		—	—		17,607		—
Unrealized appreciation on forward currency exchange contracts	943		2,734		—	1,228		3,871		39,053
Receivable for securities sold	—		—		2,994,484	—		—		480,916
Receivable for fund shares sold	—		—		9,614	—		10,161		103,107
Interest and dividends receivable	1,822		2,126		306	4,107		5,134		182,982
Receivable from manager	7,116		—		—	—		—		—
Prepaid expenses and other assets	10,686		10,923		12,100	11,982		12,335		49,562
Total Assets	2,703,517		9,646,661		12,274,893	8,418,067		12,290,321		40,865,652

Liabilities:
Payable for securities purchased	—		—		2,488,368	—		—		—
Cash Overdraft ($0, $0, $7,439, $0, $97,665 and $0)	—		—		7,439	—		97,650		—
Payable for fund shares redeemed	7,322		28,217		—	31,651		3,025		376,324
Payable for open swaps	—		83,674		—	—		—		—
Unrealized depreciation on swaps	—		30,987		—	13,996		—		—
Interest Payable	—		—		—	20,265		—		—
Custody fees payable	4,745		7,044		5,817	5,166		7,315		4,125
Administration fees payable	200		163		200	200		239		200
Supervisory fee payable	1,233		1,233		1,311	1,233		1,311		1,300
Unrealized depreciation on forward currency exchange contracts	120		107		—	—		292		—
Payable to manager	—		10,653		15,439	9,431		11,012		21,343
Trustee fees payable	192		132		240	155		135		30
Payable for distribution (12b-1) fees	9		—		138	—		102		723
Compliance officer fees payable	67		15		100	50		100		89
Accrued expenses and other liabilities	8,942		1,205		10,343	1,394		4,660		9,167
Total Liabilities	22,830		163,430		2,529,395	83,541		125,841		413,301

Net Assets	$2,680,687		$9,483,231		$9,745,498	$8,334,526		$12,164,480		$40,452,351

Net Assets:
Par value of shares of beneficial interest	$2,723		$9,292		$9,713	$7,948		$12,145		$38,707
Paid in capital	2,999,150		9,556,216		10,511,218	8,058,300		12,666,986		38,809,854
Accumulated earnings (loss)	(321,186)		(82,277)		(775,433)	268,278		(514,651)		1,603,790
Net Assets	$2,680,687		$9,483,231		$9,745,498	$8,334,526		$12,164,480		$40,452,351

Net Asset Value Per Share
Class A
Net Assets	$10		$10		$243,283	$10		$44,879		$48,863
Shares of beneficial interest outstanding	1		1		24,480	1		4,492		4,591
Net asset value	$9.84	(a)	$10.19	(a)	$9.94	$10.46	(a)	$9.99		$10.64
Offering price per share	$10.44		$10.81		$10.55	$11.10		$10.60		$11.29
(maximum sales charge of 5.75%)

Class C
Net Assets	$5,451		$10		$100,978	$10		$39,747		$946,332
Shares of beneficial interest outstanding	556		1		10,204	1		3,993		90,783
Net asset value/offering price per share	$9.81	(a)	$10.19	(a)	$9.90	$10.46	(a)	$9.96	(a)	$10.42

Class I
Net Assets	$213,117		$359,392		$493,283	$251,114		$4,834,969		$2,945,557
Shares of beneficial interest outstanding	21,659		35,283		49,538	24,011		482,909		282,562
Net asset value/offering price per share	$9.84		$10.19		$9.96	$10.46		$10.01		$10.42

Class S
Net Assets	$2,462,109		$9,123,819		$8,907,954	$8,083,392		$7,244,885		$36,511,599
Shares of beneficial interest outstanding	$250,124		$893,927		$887,086	$770,779		$723,089		$3,492,737
Net asset value/offering price per share	$9.84		$10.21		$10.04	$10.49		$10.02		$10.45

(a)	Doesn’t recalculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For Six Months Ended May 31, 2019 (Unaudited)

	James Alpha	James Alpha	James Alpha	James Alpha	James Alpha	James Alpha
	EHS	Event Driven	Family Office	Relative Value	Total Hedge	Structured Credit
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$56,152	$216,682	$180,879	$104,128	$219,911	$—
Interest income	6,029	4,802	1,937	1,028	6,309	912,979
Dividend income from Affiliates	4,374	14,138	—	72,675	—	—
Less: Foreign withholding taxes	(20)	—	—	—	—	—
Total Investment Income	66,535	235,622	182,816	177,831	226,220	912,979

Operating Expenses:
Management fees	19,346	48,797	67,737	43,182	61,447	235,118
Custodian fees	10,886	11,705	10,147	11,285	23,225	8,451
Administration fees	4,832	8,495	9,523	7,593	12,335	37,667
Supervisory fees	7,480	7,480	7,480	7,480	7,480	10,319
Registration fees	23,471	22,617	22,779	22,332	23,827	8,156
Printing and postage expense	5,913	5,771	8,489	5,206	6,127	7,931
Shareholder servicing fee	3,710	10,334	13,676	7,254	7,340	9,563
Legal fees	587	11,617	4,908	10,303	11,723	5,729
Audit fees	40	3,015	2,324	1,656	1,817	9,996
Trustees’ fees	339	718	849	589	909	2,390
Distribution (12b-1) fees
Class A Shares	—	—	150	—	59	36
Class C Shares	27	—	575	—	198	1,272
Compliance officer fees	447	945	1,120	774	1,083	2,072
Insurance expense	54	114	135	93	130	161
Interest expenses	129	293	—	518	44	178
Miscellaneous expenses	3,168	3,964	3,450	4,108	4,143	2,577
Total Operating Expenses	80,429	135,865	153,342	122,373	161,887	341,616

Less: Expenses waived	(33,321)	(15,475)	(4,298)	(15,525)	(32,696)	(3,973)
Waived management fees - Class S	(18,242)	(47,433)	(64,397)	(42,051)	(37,358)	(109,255)
Total Waivers	(51,563)	(62,908)	(68,695)	(57,576)	(70,054)	(113,228)

Net Operating Expenses	28,866	72,957	84,647	64,797	91,833	228,388

Net Investment Income	37,669	162,665	98,169	113,034	134,387	684,591

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(86,526)	20,470	(132,189)	(56,024)	(123,113)	77,631
Swaps	—	66,351	—	109,733	(4,514)	—
Net realized gain (loss)	(86,526)	86,821	(132,189)	53,709	(127,627)	77,631

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency translations	89,032	(27,172)	(3,109)	166,421	154,610	1,014,577
Swaps	—	49,481	—	62,712	36,346	—
Net change in unrealized appreciation (depreciation)	89,032	22,309	(3,109)	229,133	190,956	1,014,577
Net Realized and Unrealized Gain/(Loss) on investments	2,506	109,130	(135,298)	282,842	63,329	1,092,208

Net Increase (Decrease) in Net Assets Resulting From Operations	$40,175	$271,795	$(37,129)	$395,876	$197,716	$1,776,799

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha EHS Portfolio				James Alpha Event Driven Portfolio				James Alpha Family Office Portfolio

	Six Months Ended		Year Ended		Six Months Ended		Year Ended		Six Months Ended	Year Ended
	May 31, 2019		November 30, 2018		May 31, 2019		November 30, 2018		May 31, 2019	November 30, 2018
	(Unaudited)				(Unaudited)				(Unaudited)
Operations:
Net investment income (loss)	$37,669		$47,411		$162,665		$166,826		$98,169	$170,624
Net realized gain (loss) on investments	(86,526)		138,791		86,821		(48,869)		(132,189)	(412,437)
Net change in unrealized appreciation (depreciation) on investments	89,032		(289,004)		22,309		(217,992)		(3,109)	(256,814)
Net increase (decrease) in net assets resulting from operations	40,175		(102,802)		271,795		(100,035)		(37,129)	(498,627)

Distributions to Shareholders:
Total Distributions:
Class I	(11,238)		(1,688)		(4,718)		(1,358)		(4,827)	(1,084)
Class A	(0	) *	(0	) *	(0	) *	(0	) *	(1,345)	(14)
Class C	(239)		(41)		(0	) *	(0	) *	(1,866)	(233)
Class S	(275,436)		(23,007)		(231,112)		(44,932)		(299,154)	(30,977)
Total Dividends and Distributions to Shareholders	(286,913)		(24,736)		(235,830)		(46,290)		(307,192)	(32,308)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	11,000		—		165,709		—		300,663	9,750
Class A	1,000		—		—		—		197,400	64,443
Class C	—		5,529		—		—		3,000	45,400
Class S	826,453		7,048,757		2,515,033		11,875,979		1,605,273	13,755,223
Reinvestment of dividends and distributions
Class I	11,238		1,688		4,718		1,358		4,827	1,084
Class A	0	*	0	*	0	*	0	*	1,345	15
Class C	239		41		0	*	0	*	1,866	233
Class S	229,438		21,508		192,888		40,503		260,420	27,482
Redemption fee proceeds
Class I	—		—		1		—		1	—
Class A	—		—		—		—		0 *	—
Class C	—		—		—		—		0 *	—
Class S	—		—		21		—		21	—
Cost of shares redeemed
Class I	(8,048)		—		(15,880)		—		(15,376)	—
Class A	(997)		—		—		—		(15,010)	—
Class C	—		—		—		—		(27,500)	(13,200)
Class S	(3,655,686)		(4,317,064)		(3,967,566)		(7,222,275)		(6,496,125)	(4,284,948)
Net increase in net assets from share transactions of beneficial interest	(2,585,363)		2,760,459		(1,105,076)		4,695,565		(4,179,195)	9,605,482

Total Increase (Decrease) in Net Assets	(2,832,101)		2,632,921		(1,069,111)		4,549,240		(4,523,516)	9,074,547

Net Assets:
Beginning of period	5,512,788		2,879,867		10,552,342		6,003,102		14,269,014	5,194,467
End of period	$2,680,687		$5,512,788		$9,483,231		$10,552,342		$9,745,498	$14,269,014

*	Less than $1.00.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha Relative Value Portfolio				James Alpha Total Hedge Portfolio		James Alpha Structured Credit

	Six Months Ended		Year Ended		Six Months Ended	Year Ended	Six Months Ended	Period Ended
	May 31, 2019		November 30, 2018		May 31, 2019	November 30, 2018	May 31, 2019	November 30, 2018 (c)
	(Unaudited)				(Unaudited)		(Unaudited)
Operations:
Net investment income	$113,034		$238,874		$134,387	$124,212	$684,591	$188,160
Net realized gain (loss) on investments	53,709		1,236		(127,627)	56,069	77,631	37,341
Net change in unrealized appreciation (depreciation) on investments	229,133		(180,798)		190,956	(566,163)	1,014,577	217,666
Net increase (decrease) in net assets resulting from operations	395,876		59,312		197,716	(385,882)	1,776,799	443,167

Distributions to Shareholders:
Total Distributions:
Class I	(3,526)		(1,112)		(124,819)	(4,625)	(40,075)	—
Class A	(0	) *	(0	) *	(1,246)	(415)	(362)	—
Class C	(0	) *	(0	) *	(755)	(84)	(762)	—
Class S	(160,380)		(27,203)		(209,903)	(21,217)	(591,107)	—
Total Dividends and Distributions to Shareholders	(163,906)		(28,315)		(336,723)	(26,341)	(632,306)	—

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	42,575		—		270,879	4,143,792	2,480,562	1,000,010
Class A	—		—		—	—	69,413	18,813
Class C	—		—		—	25,000	932,281	10
Class S	1,955,959		11,410,822		2,422,694	10,586,216	10,913,019	40,502,869
Reinvestment of dividends and distributions
Class I	3,525		1,112		124,494	4,625	35,396	—
Class A	0	*	0	*	1,102	416	362	—
Class C	0	*	0	*	755	84	762	—
Class S	134,255		24,711		180,737	18,084	295,562	—
Redemption fee proceeds
Class I	0	*	—		—	—	68	155
Class S	8		—		—	—	1,134	16,695
Cost of shares redeemed
Class I	(6,135)		—		(40,354)	(1,903)	(650,221)	—
Class A	—		—		(5,773)	—	(40,537)
Class S	(3,889,533)		(5,915,187)		(3,495,989)	(3,859,063)	(10,360,297)	(6,351,365)
Net increase in net assets from share transactions of beneficial interest	(1,759,346)		5,521,458		(541,455)	10,917,251	3,677,504	35,187,187

Total Increase (Decrease) in Net Assets	(1,527,376)		5,552,455		(680,462)	10,505,028	4,821,997	35,630,354

Net Assets:
Beginning of period	9,861,902		4,309,447		12,844,942	2,339,914	35,630,354	—
End of period	$8,334,526		$9,861,902		$12,164,480	$12,844,942	$40,452,351	$35,630,354

(a)	James Alpha Structured Credit commenced operations on August 14, 2018.

*	Less than $1.00.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha EHS Portfolio
	Class A					Class C
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	May 31,		November 30,	November 30,		May 31,		November 30,	November 30,
	2019		2018	2017 (1)		2019		2018	2017 (1)
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.37		$10.58	$10.00		$10.27		$10.58	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.08		0.08	0.01		0.02		0.00 **	(0.05)
Net realized and unrealized gain (loss)	(0.06)		(0.21)	0.57		(0.03)		(0.23)	0.63
Total from investment operations	0.02		(0.13)	0.58		(0.01)		(0.23)	0.58
Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.04)	—		(0.06)		(0.04)	—
Distributions from realized gains	(0.39)		(0.04)	—		(0.39)		(0.04)	—
Total dividends and distributions	(0.55)		(0.08)	—		(0.45)		(0.08)	—
Net Asset Value, End of Period	$9.84		$10.37	$10.58		$9.81		$10.27	$10.58
Total Return*	0.41%		(1.20)%	5.80%		0.00%		(2.22)%	5.80%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	***	$0 ***	$0	***	$5		$5	$0	***
Ratio of gross operating expenses to average net assets including interest expense (3)	4.97	% (5)	3.24%	24.52	% (5)	5.60	% (5)	3.96%	11.42	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	4.98	% (5)	3.24%	24.52	% (5)	5.59	% (5)	3.96%	11.42	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.75	% (5)	1.74%	1.74	% (5)	2.50	% (5)	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74	% (5)	1.74%	1.74	% (5)	2.49	% (5)	2.49%	2.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.58	% (5)	0.74%	0.34	% (5)	0.49	% (5)	0.02%	(1.68	)% (5)
Portfolio Turnover Rate	91	% (4)	181%	125	% (4)	91	% (4)	181%	125	% (4)

	James Alpha EHS Portfolio
	Class I					Class S
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	May 31,		November 30,	November 30,		May 31,		November 30,	November 30,
	2019		2018	2017 (1)		2019		2018	2017 (1)
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.37		$10.58	$10.00		$10.37		$10.59	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.07		0.11	—	**	0.10		0.10	—	**
Net realized and unrealized gain (loss)	(0.05)		(0.24)	0.58		(0.08)		(0.24)	0.59
Total from investment operations	0.02		(0.13)	0.58		0.02		(0.14)	0.59
Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.04)	—		(0.16)		(0.04)	—
Distributions from realized gains	(0.39)		(0.04)	—		(0.39)		(0.04)	—
Total dividends and distributions	(0.55)		(0.08)	—		(0.55)		(0.08)	—
Net Asset Value, End of Period	$9.84		$10.37	$10.58		$9.84		$10.37	$10.59
Total Return*	0.41%		(1.20)%	5.80%		0.40%		(1.30)%	5.90%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$213		$209	$212		$2,462		$5,298	$2,668
Ratio of gross operating expenses to average net assets including interest expense (3)	4.59	% (5)	2.99%	17.28	% (5)	4.15	% (5)	2.79%	7.83	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	4.58	% (5)	2.99%	17.28	% (5)	4.14	% (5)	2.79%	7.83	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.50	% (5)	1.49%	1.49	% (5)	1.50	% (5)	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49	% (5)	1.49	% (5)	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.46	% (5)	0.99%	0.12	% (5)	1.99	% (5)	0.90%	(0.15	)% (5)
Portfolio Turnover Rate	91	% (4)	181%	125	% (4)	91	% (4)	181%	125	% (4)

(1)	The Funds commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Event Driven Portfolio
	Class A					Class C
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	May 31,		November 30,	November 30,		May 31,		November 30,	November 30,
	2019		2018	2017 (1)		2019		2018	2017 (1)
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.12		$10.26	$10.00		$10.12		$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.17		0.13	0.03		0.19		0.14	(0.01)
Net realized and unrealized gain (loss)	0.13		(0.21)	0.23		0.11		(0.22)	0.27
Total from investment operations	0.30		(0.08)	0.26		0.30		(0.08)	0.26
Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.05)	—		(0.15)		(0.05)	—
Distributions from realized gains	(0.08)		(0.01)	—		(0.08)		(0.01)	—
Total dividends and distributions	(0.23)		(0.06)	—		(0.23)		(0.06)	—
Net Asset Value, End of Period	$10.19		$10.12	$10.26		$10.19		$10.12	$10.26
Total Return*	3.11%		(0.71)%	2.60%		3.11%		(0.71)%	2.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	**	$0 **	$0	**	$0	**	$0 **	$0	**
Ratio of gross operating expenses to average net assets including interest expense (3)	3.16	% (5)	2.39%	17.75	% (5)	3.91	% (5)	3.14%	5.80	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	3.15	% (5)	2.39%	17.75	% (5)	3.90	% (5)	3.14%	5.80	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.75	% (5)	1.74%	1.74	% (5)	2.50	% (5)	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74	% (5)	1.74%	1.74	% (5)	2.49	% (5)	2.49%	2.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	3.28	% (5)	1.26%	1.03	% (5)	3.86	% (5)	1.36%	0.34	% (5)
Portfolio Turnover Rate	65	% (4)	221%	101	% (4)	65	% (4)	221%	101	% (4)

	James Alpha Event Driven Portfolio
	Class I					Class S
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	May 31,		November 30,	November 30,		May 31,		November 30,	November 30,
	2019		2018	2017 (1)		2019		2018	2017 (1)
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.12		$10.26	$10.00		$10.14		$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.13		0.13	0.03		0.17		0.15	0.03
Net realized and unrealized gain (loss)	0.17		(0.21)	0.23		0.13		(0.21)	0.23
Total from investment operations	0.30		(0.08)	0.26		0.30		(0.06)	0.26
Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.05)	—		(0.15)		(0.05)	—
Distributions from realized gains	(0.08)		(0.01)	—		(0.08)		(0.01)	—
Total dividends and distributions	(0.23)		(0.06)	—		(0.23)		(0.06)	—
Redemption Fees	0.00	***	—	—		0.00	***	—	—
Net Asset Value, End of Period	$10.19		$10.12	$10.26		$10.21		$10.14	$10.26
Total Return*	3.11%		(0.71)%	2.60%		3.10%		(0.51)%	2.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$359		$204	$205		$9,124		$10,349	$5,798
Ratio of gross operating expenses to average net assets including interest expense (3)	2.91	% (5)	2.14%	11.16	% (5)	2.79	% (5)	2.11%	4.99	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.90	% (5)	2.14%	11.16	% (5)	2.78	% (5)	2.11%	4.99	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.50	% (5)	1.49%	1.49	% (5)	1.50	% (5)	1.11%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49	% (5)	1.49	% (5)	1.11%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	2.58	% (5)	1.25%	1.05	% (5)	3.36	% (5)	1.50%	1.15	% (5)
Portfolio Turnover Rate	65	% (4)	221%	101	% (4)	65	% (4)	221%	101	% (4)

(1)	The Funds commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than 1,000.

***	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Family Office
	Class A						Class C
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Period Ended		Six Months Ended		Year Ended		Period Ended
	May 31,		November 30,		November 30,		May 31,		November 30,		November 30,
	2019		2018		2017 (1)		2019		2018		2017 (1)
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$10.16		$10.51		$10.00		$10.09		$10.50		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.01		0.04		(0.10)		0.03		(0.02)		(0.11)
Net realized and unrealized gain (loss)	(0.02)		(0.34)		0.61		(0.07)		(0.37)		0.61
Total from investment operations	(0.01)		(0.30)		0.51		(0.04)		(0.39)		0.50
Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.05)		—		(0.12)		(0.02)		—
Distributions from realized gains	(0.03)		(0.00	) **	—		(0.03)		(0.00	) **	—
Total dividends and distributions	(0.21)		(0.05)		—		(0.15)		(0.02)		—
Redemption Fees	0.00	**	—		—		0.00	**	—		—
Net Asset Value, End of Period	$9.94		$10.16		$10.51		$9.90		$10.09		$10.50
Total Return*	(0.04)%		(2.90)%		5.10%		(0.37)%		(3.68)%		5.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$243		$65		$3		$101		$126		$99
Ratio of gross operating expenses to average net assets (3)	3.29	% (5)	2.38%		3.85	% (5)	3.69	% (5)	3.26%		5.30	% (5)
Ratio of net operating expenses to average net assets (3)	1.74	% (5)	1.82%		2.75	% (5)	2.49	% (5)	2.83%		3.50	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	0.23	% (5)	0.38%		(2.23	)% (5)	0.62	% (5)	(0.15)%		(2.55	)% (5)
Portfolio Turnover Rate	54	% (4)	167%		75	% (4)	54	% (4)	167%		75	% (4)

	James Alpha Family Office
	Class I						Class S
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Period Ended		Six Months Ended		Year Ended		Period Ended
	May 31,		November 30,		November 30,		May 31,		November 30,		November 30,
	2019		2018		2017 (1)		2019		2018		2017 (1)
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$10.18		$10.52		$10.00		$10.27		$10.52		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.04		0.09		(0.03)		0.09		0.15		(0.07)
Net realized and unrealized gain (loss)	(0.03)		(0.38)		0.55		(0.09)		(0.35)		0.59
Total from investment operations	0.01		(0.29)		0.52		(0.00)		(0.20)		0.52
Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.05)		—		(0.20)		(0.05)		—
Distributions from realized gains	(0.03)		(0.00	) **	—		(0.03)		(0.00	) **	—
Total dividends and distributions	(0.23)		(0.05)		—		(0.23)		(0.05)		—
Redemption Fees	0.00	**	—		—		0.00	**	—		0.00	**
Net Asset Value, End of Period	$9.96		$10.18		$10.52		$10.04		$10.27		$10.52
Total Return*	0.17%		(2.74)%		5.20%		0.07%		(1.87)%		5.20%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$493		$214		$210		$8,908		$13,864		$4,882
Ratio of gross operating expenses to average net assets (3)	2.84	% (5)	2.23%		20.93	% (5)	2.70	% (5)	2.19%		4.06	% (5)
Ratio of net operating expenses to average net assets (3)	1.49	% (5)	1.82%		2.50	% (5)	1.49	% (5)	1.00%		2.50	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	0.85	% (5)	0.86%		(0.74	)% (5)	1.80	% (5)	1.40%		(1.49	)% (5)
Portfolio Turnover Rate	54	% (4)	167%		75	% (4)	54	% (4)	167%		75	% (4)

(1)	James Alpha Family Office commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Relative Value Portfolio

	Class A					Class C
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	May 31,		November 30,	November 30,		May 31,		November 30,	November 30,
	2019		2018	2017 (1)		2019		2018	2017 (1)
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.15		$10.14	$10.00		$10.15		$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.18		0.25	0.06		0.12		0.25	0.05
Net realized and unrealized gain (loss)	0.30		(0.18)	0.08		0.36		(0.18)	0.09
Total from investment operations	0.48		0.07	0.14		0.48		0.07	0.14
Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.06)	—		(0.17)		(0.06)	—
Distributions from realized gains	(0.00	) ***	—	—		(0.00	) ***	—	—
Total dividends and distributions	(0.17)		(0.06)	—		(0.17)		(0.06)	—
Net Asset Value, End of Period	$10.46		$10.15	$10.14		$10.46		$10.15	$10.14
Total Return*	4.87%		0.65%	1.40%		4.87%		0.65%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	**	$0 **	$0	**	$0	**	$0 **	$0	**
Ratio of gross operating expenses to average net assets including interest expense (3)	3.15	% (5)	2.50%	18.36	% (5)	3.90	% (5)	3.26%	7.98	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	3.14	% (5)	2.50%	18.36	% (5)	3.89	% (5)	3.26%	7.98	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.75	% (5)	1.74%	1.74	% (5)	2.50	% (5)	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74	% (5)	1.74%	1.74	% (5)	2.49	% (5)	2.49%	2.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	3.45	% (5)	2.44%	2.08	% (5)	2.30	% (5)	2.44%	1.73	% (5)
Portfolio Turnover Rate	72	% (4)	252%	115	% (4)	72	% (4)	252%	115	% (4)

	James Alpha Relative Value Portfolio

	Class I					Class S
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	May 31,		November 30,	November 30,		May 31,		November 30,	November 30,
	2019		2018	2017 (1)		2019		2018	2017 (1)
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.15		$10.14	$10.00		$10.17		$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.13		0.25	0.07		0.13		0.26	0.09
Net realized and unrealized gain (loss)	0.35		(0.18)	0.07		0.36		(0.17)	0.05
Total from investment operations	0.48		0.07	0.14		0.49		0.09	0.14
Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.06)	—		(0.17)		(0.06)	—
Distributions from realized gains	(0.00	) ***	—	—		(0.00	) ***	—	—
Total dividends and distributions	(0.17)		(0.06)	—		(0.17)		(0.06)	—
Redemption Fees	0.00	****	—	—		0.00	****	—	—
Net Asset Value, End of Period	$10.46		$10.15	$10.14		$10.49		$10.17	$10.14
Total Return*	4.87%		0.65%	1.40%		4.96%		0.85%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$251		$204	$203		$8,083		$9,658	$4,107
Ratio of gross operating expenses to average net assets including interest expense (3)	2.90	% (5)	2.26%	13.82	% (5)	2.83	% (5)	2.18%	6.42	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.89	% (5)	2.26%	13.82	% (5)	2.82	% (5)	2.18%	6.42	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.50	% (5)	1.49%	1.49	% (5)	1.50	% (5)	1.18%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49	% (5)	1.49	% (5)	1.18%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	2.48	% (5)	2.48%	2.55	% (5)	2.62	% (5)	2.59%	3.02	% (5)
Portfolio Turnover Rate	72	% (4)	252%	115	% (4)	72	% (4)	252%	115	% (4)

(1)	The Fund commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than 1,000.

***	Per share amount represents less than $(0.01) per share.

****	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Total Hedge
	Class A					Class C
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	May 31,		November 30,	November 30,		May 31,		November 30,	November 30,
	2019		2018	2017 (1)		2019		2018	2017 (1)
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.10		$10.38	$10.00		$10.04		$10.37	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.10		0.13	0.02		0.06		0.05	(0.01)
Net realized and unrealized gain (loss)	0.04		(0.33)	0.36		0.05		(0.33)	0.38
Total from investment operations	0.14		(0.20)	0.38		0.11		(0.28)	0.37
Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.06)	—		(0.08)		(0.03)	—
Distributions from realized gains	(0.11)		(0.02)	—		(0.11)		(0.02)	—
Total dividends and distributions	(0.25)		(0.08)	—		(0.19)		(0.05)	—
Net Asset Value, End of Period	$9.99		$10.10	$10.38		$9.96		$10.04	$10.37
Total Return*	1.48%		(1.90)%	3.80%		1.18%		(2.66)%	3.70%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$45		$50	$51		$40		$39	$16
Ratio of gross operating expenses to average net assets including interest expense (3)	2.87	% (5)	2.88%	8.32	% (5)	3.63	% (5)	3.40%	10.32	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.87	% (5)	2.88%	8.32	% (5)	3.63	% (5)	3.40%	10.32	% (5)

Ratio of net operating expenses to average net assets including interest expense (3)	1.74	% (5)	1.74%	1.74	% (5)	2.49	% (5)	2.49%	2.49	% (5)

Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74	% (5)	1.74%	1.74	% (5)	2.49	% (5)	2.49%	2.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	2.04	% (5)	1.30%	0.54	% (5)	1.22	% (5)	0.45%	(0.17	)% (5)
Portfolio Turnover Rate	74	% (4)	195%	83	% (4)	74	% (4)	195%	83	% (4)

	James Alpha Total Hedge
	Class I					Class S
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	May 31,		November 30,	November 30,		May 31,		November 30,	November 30,
	2019		2018	2017 (1)		2019		2018	2017 (1)
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.13		$10.40	$10.00		$10.14		$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.11		0.12	0.04		0.11		0.16	0.03
Net realized and unrealized gain (loss)	0.05		(0.30)	0.36		0.05		(0.33)	0.37
Total from investment operations	0.16		(0.18)	0.40		0.16		(0.17)	0.40
Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.07)	—		(0.17)		(0.07)	—
Distributions from realized gains	(0.11)		(0.02)	—		(0.11)		(0.02)	—
Total dividends and distributions	(0.28)		(0.09)	—		(0.28)		(0.09)	—
Net Asset Value, End of Period	$10.01		$10.13	$10.40		$10.02		$10.14	$10.40
Total Return*	1.66%		(1.73)%	4.00%		1.66%		(1.63)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$4,835		$4,523	$520		$7,245		$8,233	$1,753
Ratio of gross operating expenses to average net assets including interest expense (3)	2.64	% (5)	2.50%	12.24	% (5)	2.63	% (5)	2.38%	6.30	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.64	% (5)	2.50%	12.24	% (5)	2.62	% (5)	2.38%	6.30	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.49	% (5)	1.49%	1.49	% (5)	1.49	% (5)	1.39%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49	% (5)	1.49	% (5)	1.39%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	2.19	% (5)	1.19%	0.84	% (5)	2.19	% (5)	1.54%	0.66	% (5)
Portfolio Turnover Rate	74	% (4)	195%	83	% (4)	74	% (4)	195%	83	% (4)

(1)	James Alpha Total Hedge commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Structured Credit
	Class A				Class C
	For the		For the		For the		For the
	Six Months Ended		Period Ended		Six Months Ended		Period Ended
	May 31,		November 30,		May 31,		November 30,
	2019		2018 (1)		2019		2018 (1)
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$10.16		$10.00		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.15		0.10		0.13		0.10
Net realized and unrealized gain	0.47		0.06		0.28		0.06
Total from investment operations	0.62		0.16		0.41		0.16
Dividends and Distributions:
Dividends from net investment income	(0.13)		—		(0.15)		—
Distributions from realized gains	(0.01)		—		(0.01)		—
Total dividends and distributions	(0.14)		—		(0.16)		—
Redemption Fees	0.00	**	—		0.01		—
Net Asset Value, End of Period	$10.64		$10.16		$10.42		$10.16
Total Return*	6.17%		1.60%		4.22%		1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$49		$19		$946		$0	***
Ratio of gross operating expenses to average net assets including interest expense (5)	2.02	% (3)	2.18	% (3)	2.89	% (3)	3.01	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	2.02	% (3)	2.18	% (3)	2.88	% (3)	3.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	1.74	% (3)	1.74	% (3)	2.49	% (3)	2.49	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	1.74	% (3)	1.74	% (3)	2.49	% (3)	2.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	2.92	% (3)	3.27	% (3)	2.46	% (3)	3.27	% (3)
Portfolio Turnover Rate	49	% (4)	37	% (4)	49	% (4)	37	% (4)

	James Alpha Structured Credit
	Class I				Class S
	For the		For the		For the		For the
	Six Months Ended		Period Ended		Six Months Ended		Year Ended
	May 31,		November 30,		May 31,		November 30,
	2019		2018 (1)		2019		2018 (1)
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$10.15		$10.00		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.16		0.07		0.18		0.07
Net realized and unrealized gain	0.28		0.08		0.28		0.08
Total from investment operations	0.44		0.15		0.46		0.15
Dividends and Distributions:
Dividends from net investment income	(0.16)		—		(0.16)		—
Distributions from realized gains	(0.01)		—		(0.01)		—
Total dividends and distributions	(0.17)		—		(0.17)		—
Redemption Fees	0.00	**	0.00	**	0.00	**	0.01
Net Asset Value, End of Period	$10.42		$10.15		$10.45		$10.16
Total Return*	4.38%		1.50%		4.58%		1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$2,946		$1,007		$36,512		$34,604
Ratio of gross operating expenses to average net assets including interest expense (5)	1.76	% (3)	2.01	% (3)	1.73	% (3)	1.87	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.76	% (3)	2.01	% (3)	1.73	% (3)	1.87	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	1.49	% (3)	1.49	% (3)	1.13	% (3)	1.49	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	1.49	% (3)	1.49	% (3)	1.13	% (3)	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	3.23	% (3)	2.30	% (3)	3.52	% (3)	2.27	% (3)
Portfolio Turnover Rate	49	% (4)	37	% (4)	49	% (4)	37	% (4)

(1)	James Alpha Structured Credit commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of thirty one series. These financial statements include the following six series: the James Alpha EHS Portfolio; the James Alpha Event Driven Portfolio, the James Alpha Family Office Portfolio, the James Alpha Relative Value Portfolio, the James Alpha Total Hedge Portfolio and the James Alpha Structured Credit Portfolio (collectively, the “Portfolios”). James Alpha Advisors, LLC (the “Manager” or “James Alpha Advisors”) serves as the Portfolios’ Advisor. Effective February 15, 2018 James Alpha Equity Hedge Portfolio changed its name to James Alpha EHS Portfolio.

The James Alpha EHS Portfolio; the James Alpha Event Driven Portfolio, the James Alpha Family Office Portfolio, the James Alpha Relative Value Portfolio, James Alpha Total Hedge Portfolio and James Alpha Structured Credit Portfolio are diversified portfolios.

Portfolio	Primary Objective
James Alpha EHS	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Event Driven	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Family Office	Total return through capital appreciation and/or income, consistent with a reasonable level of risk, determined by the James Alpha Advisors, LLC.
James Alpha Relative Value	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Total Hedge	Long-term risk adjusted returns relative to traditional financial market indices

James Alpha Structured Credit	High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Currently, all Portfolios offer Class A, Class C, Class I and Class S shares. Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class S shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and the Class S share’s management fee. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Shares of Class S of the Portfolios are available exclusively to investment advisers and broker-dealers that are affiliated with the Manager as a means of implementing asset allocation recommendations for their clients. Please see the Trust’s prospectuses for additional details.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a)	Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2019, for the Portfolios’ assets and liabilities measured at fair value:

James Alpha EHS

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$24,985	$—	$—	$24,985
Exchange Traded Funds	1,800,249	—	—	1,800,249
Open Ended Funds	805,253	—	—	805,253
Short-Term Investments	52,453	—	—	52,453
Total	$2,682,940	$—	$—	$2,682,940
Asset Derivatives
Forward Currency Contracts	$—	$943	$—	$943
Total Assets	$2,682,940	$943	$—	$2,683,883
Liability Derivatives
Forward Currency Contracts	$—	$120	$—	$120
Total Liabilities	$—	$120	$—	$120

James Alpha Event Driven

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,452,801	$—	$—	$3,452,801
Open Ended Funds	4,884,429	—	—	4,884,429
Short-Term Investments	853,648	—	—	853,648
Total	$9,190,878	$—	$—	$9,190,878
Asset Derivatives
Forward Currency Contracts	$—	$2,734	$—	$2,734
Total Assets	$9,190,878	$2,734	$—	$9,193,612
Liability Derivatives
Forward Currency Contracts	$—	$107	$—	$107
Total Return Swap	—	30,987	—	30,987
Total Liabilities	$—	$31,094	$—	$31,094

James Alpha Family Office

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,778,060	$—	$—	$8,778,060
Open Ended Funds	480,329	—	—	480,329
Total Assets	$9,258,389	$—	$—	$9,258,389

James Alpha Relative Value

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,112,734	$—	$—	$3,112,734
Open Ended Funds	4,837,937	—	—	4,837,937
Short-Term Investments	130,079	—	—	130,079
Total	$8,080,750	$—	$—	$8,080,750
Asset Derivatives
Forward Currency Contracts	$—	$1,228	$—	$1,228
Total Assets	$8,080,750	$1,228	$—	$8,081,978
Liability Derivatives
Total Return Swap	$—	$13,996	$—	$13,996
Total Liabilities	$—	$13,996	$—	$13,996

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

James Alpha Total Hedge

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,154,614	$—	$—	$8,154,614
Open Ended Funds	3,804,062	—	—	3,804,062
Total	$11,958,676	$—	$—	$11,958,676
Asset Derivatives
Forward Currency Contracts	$—	$3,871	$—	$3,871
Total Return Swap	—	17,607	—	17,607
Total Assets	$11,958,676	$21,478	$—	$11,980,154
Liability Derivatives
Forward Currency Contracts	$—	$292	$—	$292
Total Liabilities	$—	$292	$—	$292

James Alpha Structured Credit

Assets*	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$37,719,023	$480,973	$38,199,996
U.S. Government & Agency Obligations	—	86,262	—	86,262
Short-Term Investments	1,618,377	—	—	1,618,377
Total Assets	$1,618,377	$37,805,285	$480,973	$39,904,635
Asset Derivatives
Forward Currency Contracts	$—	$39,053	$—	$39,053
Total Liabilities	$—	$39,053	$—	$39,053

It is the Portfolios’ policy to recognize transfers into and out of Levels at the end of the reporting period.

There were no transfers between Level 1, Level 2 and Level 3 during the current period presented.

The James Alpha EHS, James Alpha Event Driven, James Alpha Family Office, James Alpha Relative Value and James Alpha Total Hedge Funds did not hold any Level 3 securities during the period. The James Alpha Structured Credit Fund held level 3 securities. A reconciliation used in determining James Alpha Structured Credit Fund’s Level 3 securities is shown in the Level 3 Input table below.

*	Refer to the Schedules of Investments for industry or category classifications.

	James Alpha	James Alpha
	Structured Credit	Structured Credit
	Cascade Funding	Cascade Funding
	Mortgage Trust	Mortgage Trust
	2018-RM2	2018-RM2
Beginning balance November 30, 2018	$455,968	$431,457
Purchases	—	—
Sales	—	(470,431)
Total realized gain/(loss)	—	38,974
Change in unrealized depreciation	24,582	—
Proceeds from sale/maturities/calls	—	—
Amortization	423	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance May 31, 2019	$480,973	$—

(b)	Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended November 30, 2017 and 2018, or expected to be taken in the Funds’ November 30, 2019 year-end tax returns.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2017 and 2018 and expected to be taken in the Portfolios’ 2019 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended May 31, 2019, the Portfolios did not incur any interest or penalties.

(c)	Security Transactions and Other Income

Security transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d)	Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
James Alpha EHS	Annually	Annually
James Alpha Event Driven	Annually	Annually
James Alpha Family Office	Annually	Annually
James Relative Value	Annually	Annually
James Alpha Total Hedge	Annually	Annually
James Alpha Structured Credit	Quarterly	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e)	Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f)	Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g)	Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign currency contracts. Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.20% for James Alpha Family Office and James Alpha Structured Credit; 1.00% for James Alpha EHS, James Alpha Event Driven, James Alpha Relative Value and James Alpha Total Hedge. Saratoga Capital Management, LLC (“SCM”) serves the Portfolios in a supervision capacity with responsibility to monitor the

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

performance of the Portfolios’ outside service providers (other than sub-advisers, if any, which are monitored by the Manager), assist in the review of financial statements and other regulatory filings and board meeting materials related to each Portfolio. Pursuant to the supervision agreement with the Portfolios, the Portfolios pay SCM an annual supervision fee of the greater of $15,000 or 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels. SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

(b) The Trust and the Manager on behalf of the Portfolios, have entered into Excess Expense Agreements (the “Expense Agreements”).

In connection with the Expense Agreements, James Alpha Advisors is currently waiving, all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at May 31, 2019, for each portfolio were: 1.74%, 2.49%, 1.49% and 1.49% for Class A, C, I and S shares, respectively, of James Alpha EHS, James Alpha Event Driven, James Alpha Family Office, James Alpha Relative Value, James Alpha Total Hedge and James Alpha Structured Credit. Pursuant to a fee waiver and operating expense limitation agreement between James Alpha Advisors and the James Alpha Portfolios, James Alpha Advisors has contractually agreed to waive all of the James Alpha Portfolios’ management fees payable to James Alpha Advisors by the James Alpha Portfolios on Class S assets, less any portion of such fee that is payable by James Alpha Advisors to the Sub-Advisers. Under the terms of the Expense Agreements, the Manager and James Alpha Advisors are permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The Expense Agreement with James Alpha Advisors shall continue through March 31, 2020.

For the six months ended May 31, 2019, the Manager waived fees of $33,321 for James Alpha EHS, $15,475 for James Alpha Event Driven, $4,298 for James Alpha Family Office, $15,525 for James Alpha Relative Value, $32,696 for James Alpha Total Hedge and $3,973 for James Alpha Structured Credit. The manager waived the following Class S Fees of:

Portfolio	Class S Fee Waived
James Alpha EHS	$18,242
James Alpha Event Driven	47,433
James Alpha Family Office	64,397
James Alpha Relative Value	42,051
James Alpha Total Hedge	37,358
James Alpha Structured Credit	109,255

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	11/30/2020	11/30/2021
James Alpha EHS	$24,827	$18,206
James Alpha Event Driven	20,596	1,307
James Alpha Family Office	18,048	1,074
James Alpha Relative Value	23,014	1,524
James Alpha Total Hedge	30,795	18,473
James Alpha Structured Credit	—	824

(c) Northern Lights Distributors, LLC (the “Distributor”) is the Trust’s Distributor. The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

For the six months ended, May 31, 2019, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges	CDSC’s
	Class A	Class C
James Alpha EHS	—	—
James Alpha Event Driven	—	—
James Alpha Family Office	8,831	—
James Alpha Relative Value	—	—
James Alpha Total Hedge	—	—
James Alpha Structured Credit	2,125	—

(d) Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

(e) Affiliated Investments — Companies which are affiliates of the Portfolios at May 31, 2019, are noted in the Portfolio’s Schedule of Investments.

							Change in
		Value at			Realized	Dividend	Unrealized	Value at
Portfolio	Affiliated Holding	11/30/18	Purchases	Sales	Gain/(Loss)	Income	Gain/(Loss)	5/31/19
James Alpha EHS	James Alpha Structured Credit Value Portfolio	$—	$611,150	$(106,224)	$1,133	$4,374	$12,403	$518,462
James Alpha Event Driven	James Alpha Structured Credit Value Portfolio	1,097,839	422,929	(554,892)	(1,058)	14,138	25,819	990,637
James Alpha Relative Value	James Alpha Structured Credit Value Portfolio	4,423,217	1,271,528	(1,440,752)	30,262	72,675	98,737	4,382,992

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Certain employees of GFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended May 31, 2019, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
James Alpha EHS	$3,124,533	$4,672,833
James Alpha Event Driven	5,813,996	7,492,145
James Alpha Family Office	6,064,628	10,977,127
James Alpha Relative Value	5,975,240	7,619,378
James Alpha Total Hedge	8,851,464	8,579,508
James Alpha Structured Credit	26,608,413	16,459,343

(b) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(c) Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at May 31, 2019, were as follows:

			Location of derivatives on
			Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
James Alpha EHS
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$943
			Unrealized depreciation on forward currency exchange contracts	(120)
			Totals	$823
James Alpha Event Driven
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$2,734
			Unrealized depreciation on forward currency exchange contracts	(107)
	Swap Contracts	Equity	Unrealized depreciation on swaps	(30,987)
			Totals	$(28,360)
James Alpha Relative Value
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$1,228
	Swap Contracts	Equity	Unrealized depreciation on swaps	(13,996)
			Totals	$(12,768)
James Alpha Total Hedge
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$3,871
			Unrealized depreciation on forward currency exchange contracts	(292)
	Swap Contracts	Equity	Unrealized appreciation on swaps	17,607
			Totals	$21,186
James Alpha Structured Credit
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$39,053

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the six months ended May 31, 2019, were as follows:

			Realized and unrealized gain
Portfolio Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
James Alpha EHS
Forward Contracts
	Net realized gain from investments and foreign currency transactions	Foreign Exchange	$3,827
	Net change in unrealized depreciation on investments and foreign currency transactions
		Foreign Exchange	$(332)
James Alpha Event Driven
Swap Contracts
	Net realized gain on swaps
		Equity	$66,351
	Net change in unrealized appreciation on swaps
		Equity	$49,481

Forward Contracts
	Net realized gain from investments and foreign currency transactions	Foreign Exchange	$14,491
	Net change in unrealized appreciation on investments and foreign currency transactions
		Foreign Exchange	$1,260
James Alpha Relative Value
Swap Contracts
	Net realized gain on swaps
		Equity	$109,733
	Net change in unrealized appreciation on swaps
		Equity	$62,712

Forward Contracts
	Net realized gain from investments and foreign currency transactions	Foreign Exchange	$1,633
	Net change in unrealized appreciation on investments and foreign currency transactions
		Foreign Exchange	$1,399
James Alpha Total Hedge
Swap Contracts
	Net realized loss on swaps
		Equity	$(4,514)
	Net change in unrealized appreciation on swaps
		Equity	$36,346
Forward Contracts
	Net realized gain from investments and foreign currency transactions	Foreign Exchange	$15,904
	Net change in unrealized appreciation on investments and foreign currency transactions
		Foreign Exchange	$(393)
James Alpha Structured Credit
Forward Contracts
	Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(1,333)
	Net change in unrealized appreciation on investments and foreign currency transactions
		Foreign Exchange	$42,849

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of May 31, 2019.

		Gross Amounts not offset in the (Consolidated) Statements of
		Assets and Liabilities
	Gross Amounts Recognized in
	(Consolidated) Statements of
	Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
EHS
Description of Asset:
Forward Foreign
Currency Contracts	$943	—	$(120)	$823
Total	$943	$—	$(120)	$823
Description of Liability:
Forward Foreign
Currency Contracts	$(120)	$120	$—	$—
	$(120)	$120	$—	$—
Event Driven
Description of Asset:
Forward Foreign
Currency Contracts	$2,734	—	$(107)	$2,627
Total	$2,734	$—	$(107)	$2,627
Description of Liability:
Forward Foreign
Currency Contracts	$(107)	$107	$—	$—
Total Return Swaps	(30,987)	—	(30,987)	—
	$(31,094)	$107	$(30,987)	$—
Relative Value
Description of Asset:
Forward Foreign
Currency Contracts	$1,228	—	$—	$1,228
Total	$1,228	$—	$—	$1,228
Description of Liability:
Total Return Swaps	(13,996)	—	(13,996)	—
	$(13,996)	$—	$(13,996)	$—
Total Hedge
Description of Asset:
Forward Foreign
Currency Contracts	$3,871	—	$(292)	$3,579
Total Return Swaps	17,607	—	17,607	—
Total	$3,871	$—	$17,315	$3,579
Description of Liability:
Forward Foreign
Currency Contracts	$(292)	$292	$—	$—
	$(292)	$292	$—	$—
Structured Credit
Description of Asset:
Forward Foreign
Currency Contracts	$39,053	—	$—	$39,053
Total	$39,053	$—	$—	$39,053

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	purposes	Appreciation	Depreciation	App/Dep
James Alpha EHS	$2,882,536	$18,894	$(217,667)	$(198,773)
James Alpha Event Driven	9,370,885	44,799	(253,166)	(208,367)
James Alpha Family Office	9,428,927	73,718	(244,256)	(170,538)
James Relative Value	8,036,804	173,642	(142,464)	31,178
James Alpha Total Hedge	12,340,440	127,936	(488,514)	(360,578)
James Alpha Structured Credit	38,713,993	1,286,148	(56,471)	1,229,677

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class A Shares			Class C Shares				Class I Shares		Class S Shares
	Six Months Ended	Year Ended		Six Months Ended		Year Ended		Six Months Ended	Year Ended	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018		May 31, 2019		November 30, 2018		May 31, 2019	November 30, 2018	May 31, 2019	November 30, 2018
James Alpha EHS
Issued	99	—		—		526		1,111	—	85,928	661,042
Redeemed	(99)	—		—		—		(786)	—	(370,523)	(404,342)
Reinvested from Dividends	0 *	0	*	25		4		1,173	160	23,925	2,035
Net Decrease in Shares	—	—		25		530		1,498	160	(260,670)	258,735

James Alpha Event Driven
Issued	—	—		—		—		16,194	—	249,271	1,157,310
Redeemed	—	—		—		—		(1,528)	—	(395,577)	(706,085)
Reinvested from Dividends	0 *	0	*	0	*	0	*	483	133	19,703	3,971
Net Increase (Decrease) in Shares	—	—		—		—		15,149	133	(126,603)	455,196

James Alpha Family Office
Issued	19,372	6,110		300		4,318		29,510	912	161,517	1,291,714
Redeemed	(1,456)	—		(2,779)		(1,281)		(1,488)	—	(651,071)	(408,304)
Reinvested from Dividends	139	1		194		22		500	103	26,737	2,600
Net Increase (Decrease) in Shares	18,055	6,111		(2,285)		3,059		28,522	1,015	(462,817)	886,010

James Alpha Relative Value
Issued	—	—		—		—		4,130	—	189,901	1,121,719
Redeemed	—	—		—		—		(585)	—	(381,841)	(579,922)
Reinvested from Dividends	0 *	0	*	0	*	0	*	355	110	13,479	2,439
Net Increase (Decrease) in Shares	—	—		—		—		3,900	110	(178,461)	544,236

James Alpha Total Hedge
Issued	—	—		—		2,397		27,768	396,158	245,636	1,017,450
Redeemed	(576)	—		—		—		(4,110)	(188)	(353,165)	(375,763)
Reinvested from Dividends	114	40		78		8		12,834	446	18,613	1,744
Net Increase in Shares	(462)	40		78		2,405		36,492	396,416	(88,916)	643,431

James Alpha Structured Credit
Issued	6,676	1,852		90,708		1		242,725	99,207	1,069,895	4,033,118
Redeemed	(3,972)	—		—		—		(62,853)	—	(1,011,555)	(627,780)
Reinvested from Dividends	36	—		74		—		3,483	—	29,059	—
Net Increase in Shares	2,740	1,852		90,782		1		183,355	99,207	87,399	3,405,338

*	Less than 1.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2018 was as follows:

	For the period ended November 30, 2018:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
James Alpha EHS	$24,736	$—	$—	$24,736
James Alpha Event Driven	46,290	—	—	46,290
James Alpha Family Office	32,187	121	—	32,308
James Relative Value	28,315	—	—	28,315
James Alpha Total Hedge	26,341	—	—	26,341
James Alpha Structured Credit	—	—	—	—

There were no Fund distributions for the year ended November 30, 2017.

As of November 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
James Alpha EHS	$213,220	$1,427	$—	$—	$—	$(289,095)	$(74,448)
James Alpha Event Driven	48,380	—	—	(15,047)	—	(151,575)	(118,242)
James Alpha Family Office	143,690	—	—	(405,119)	—	(169,683)	(431,112)
James Relative Value	239,731	1,795	(82,560)	—	—	(122,658)	36,308
James Alpha Total Hedge	153,046	9,143	—	—	—	(537,833)	(375,644)
James Alpha Structured Credit	242,079	—	—	—	—	217,218	459,297

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, swaps and passive foreign investment companies, and adjustments for partnerships, grantor trusts, and C-Corporation return of capital distributions. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains (losses) of $(1,155), $171 and $(72) for the James Alpha Equity Hedge, James Alpha Relative Value Portfolio and the James Alpha Structured Credit Portfolio, respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The James Alpha Relative Value Portfolio incurred and elected to defer such capital losses of $82,560.

At November 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
James Alpha EHS	$—	$—	$—	$—
James Alpha Event Driven	15,047	—	15,047	—
James Alpha Family Office	405,119	—	405,119	—
James Relative Value	—	—	—	—
James Alpha Total Hedge	—	—	—	—
James Alpha Structured Credit	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2018 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
James Alpha EHS	$(89)	$89
James Alpha Event Driven	(71)	71
James Alpha Family Office	(312)	312
James Relative Value	(239)	239
James Alpha Total Hedge	—	—
James Alpha Structured Credit	(16,130)	16,130

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of May 31, 2019, the shareholders that own 25% or more of the voting securities are as follows:

Fund	Shareholder	Ownership %
James Alpha EHS Cl A	James Alpha Management LLC	100.00%
James Alpha EHS Cl C	George & Gloria Kiefer	99.81%
James Alpha EHS Cl I	Denis Nayden	98.49%
James Alpha EHS Cl S	National Financial Services LLC	100.00%
James Alpha Event Driven Cl A	James Alpha Management LLC	100.00%
James Alpha Event Driven Cl C	James Alpha Management LLC	100.00%
James Alpha Event Driven Cl I	Denis Nayden	58.43%
James Alpha Event Driven Cl I	Charles Schwab & Co.,Inc.	41.57%
James Alpha Event Driven Cl S	National Financial Services LLC	100.00%
James Alpha Family Office Cl A	Pershing LLC	41.40%
James Alpha Family Office Cl A	First National Bank	31.52%
James Alpha Family Office Cl A	Community National Bank	27.08%
James Alpha Family Office Cl C	Jerry Chesser & Carool Chesser	30.01%
James Alpha Family Office Cl C	Johnny Harrison & Billie Harrison	27.78%
James Alpha Family Office Cl I	Charles Schwab & Co.,Inc.	56.57%
James Alpha Family Office Cl I	Denis Nayden	41.55%
James Alpha Family Office Cl S	National Financial Services LLC	100.00%
James Alpha Relative Value Cl A	James Alpha Management LLC	100.00%
James Alpha Relative Value Cl C	James Alpha Management LLC	100.00%
James Alpha Relative Value Cl I	Denis Nayden	85.23%
James Alpha Relative Value Cl S	National Financial Services LLC	100.00%
James Alpha Total Hedge Cl A	Mainstar Trust	65.92%
James Alpha Total Hedge Cl A	First National Bank	34.06%
James Alpha Total Hedge Cl C	Sandra Joanne McNamara	61.23%
James Alpha Total Hedge Cl C	Chizuko Momii	38.75%
James Alpha Total Hedge Cl I	Denis Nayden	94.26%
James Alpha Total Hedge Cl S	National Financial Services LLC	100.00%
James Alpha Structured Credit Cl A	Community National Bank	53.77%
James Alpha Structured Credit Cl A	Pershing LLC	34.66%
James Alpha Structured Credit Cl C	Pershing LLC	56.61%
James Alpha Structured Credit Cl C	Cor Clearing LLC	42.82%
James Alpha Structured Credit Cl I	Charles Schwab & Co.,Inc.	51.00%
James Alpha Structured Credit Cl I	Interactive Brokers LLC	43.34%
James Alpha Structured Credit Cl S	National Financial Services LLC	56.75%
James Alpha Structured Credit Cl S	Mac & Co.	43.25%

8.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. Effective April 1, 2019 the funds no longer have redemption fees. For the six months ended May 31, 2019, redemption fees for the Funds were as follows:

	James Alpha	James Alpha
	Event Driven	Family Office
Class I	$1	$1
Class A	—	—
Class C	—	—
Class S	21	21

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds invest in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. All the Funds may invest in investment companies. Such investments would subject the Funds to similar risks.

The performance of the Relative Value Fund will be directly affected by the performance of the James Alpha Structured Credit Portfolio. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the James Alpha Relative Value Fund’s financial statements. As of May 31, 2019, the percentage of the James Alpha Relative Value Fund invested in the James Alpha Structured Credit Portfolio was 52.6%.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2019 (Unaudited) (Continued)

10.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective July 1, 2019, the expense caps for Class S were changed to 1.12% for James Alpha EHS, James Alpha Event Driven, James Alpha Family Office, James Alpha Relative Value and James Alpha Total Hedge pursuant to a new operating expense limitation agreement.

Effective July 1, 2019, the fee waiver and operating expense limitation agreement between James Alpha Advisors and the James Alpha Portfolios, James Alpha Advisors stating that they contractually agreed to waive all of the James Alpha Portfolios’ management fees payable to James Alpha Advisors by the James Alpha Portfolios on Class S assets, less any portion of such fee that is payable by James Alpha Advisors to the Sub-Advisers has been replaced by the new operating expense limitation agreement referenced above.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 through May 31, 2019.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 12/01/2018	Value - 5/31/2019	12/01/2018-5/31/2019*	[Annualized]
Actual Expenses
James Alpha EHS - Class A	$1,000.00	$1,004.10	$8.69	1.74%
James Alpha EHS - Class C	1,000.00	1,000.00	12.42	2.49%
James Alpha EHS - Class I	1,000.00	1,004.10	7.44	1.49%
James Alpha EHS - Class S	1,000.00	1,004.00	7.44	1.49%
James Alpha Event Driven - Class A	1,000.00	1,031.10	8.81	1.74%
James Alpha Event Driven - Class C	1,000.00	1,031.10	12.61	2.49%
James Alpha Event Driven - Class I	1,000.00	1,031.10	7.55	1.49%
James Alpha Event Driven - Class S	1,000.00	1,031.00	7.54	1.49%
James Alpha Family Office - Class A	1,000.00	999.60	8.67	1.74%
James Alpha Family Office - Class C	1,000.00	996.30	12.39	2.49%
James Alpha Family Office - Class I	1,000.00	1,001.70	7.44	1.49%
James Alpha Family Office - Class S	1,000.00	1,000.70	7.43	1.49%
James Alpha Relative Value - Class A	1,000.00	1,048.70	8.89	1.74%
James Alpha Relative Value - Class C	1,000.00	1,048.70	12.72	2.49%
James Alpha Relative Value - Class I	1,000.00	1,048.70	7.61	1.49%
James Alpha Relative Value - Class S	1,000.00	1,049.60	7.61	1.49%
James Alpha Total Hedge - Class A	1,000.00	1,014.80	8.74	1.74%
James Alpha Total Hedge - Class C	1,000.00	1,011.80	12.49	2.49%
James Alpha Total Hedge - Class I	1,000.00	1,016.60	7.49	1.49%
James Alpha Total Hedge - Class S	1,000.00	1,016.60	7.49	1.49%
James Alpha Structured Credit - Class A	1,000.00	1,061.70	8.94	1.74%
James Alpha Structured Credit - Class C	1,000.00	1,042.20	12.68	2.49%
James Alpha Structured Credit - Class I	1,000.00	1,043.80	7.59	1.49%
James Alpha Structured Credit - Class S	1,000.00	1,045.80	5.76	1.13%

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Hypothetical	Beginning Account	Ending Account	Expense Paid	Expense Ratio
[5% Return Before Expenses]	Value - 12/01/2018	Value - 5/31/2019	12/01/2018-5/31/2019*	[Annualized]
James Alpha EHS - Class A	$1,000.00	$1,016.26	8.75	1.74%
James Alpha EHS - Class C	1,000.00	1,012.52	12.49	2.49%
James Alpha EHS - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha EHS - Class S	1,000.00	1,017.50	7.49	1.49%
James Alpha Event Driven - Class A	1,000.00	1,016.26	8.75	1.74%
James Alpha Event Driven - Class C	1,000.00	1,012.52	12.49	2.49%
James Alpha Event Driven - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Event Driven - Class S	1,000.00	1,017.50	7.49	1.49%
James Alpha Family Office - Class A	1,000.00	1,016.26	8.75	1.74%
James Alpha Family Office - Class C	1,000.00	1,012.52	12.49	2.49%
James Alpha Family Office - Class I	1,000.00	1,017.50	$7.49	1.49%
James Alpha Family Office - Class S	1,000.00	1,017.50	7.49	1.49%
James Alpha Relative Value - Class A	1,000.00	1,016.26	8.75	1.74%
James Alpha Relative Value - Class C	1,000.00	1,012.52	12.49	2.49%
James Alpha Relative Value - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Relative Value - Class S	1,000.00	1,017.50	7.49	1.49%
James Alpha Total Hedge - Class A	1,000.00	1,016.25	8.75	1.74%
James Alpha Total Hedge - Class C	1,000.00	1,012.52	12.49	2.49%
James Alpha Total Hedge - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Total Hedge - Class S	1,000.00	1,017.50	7.49	1.49%
James Alpha Structured Credit - Class A	1,000.00	1,016.26	8.75	1.74%
James Alpha Structured Credit - Class C	1,000.00	1,012.52	12.49	2.49%
James Alpha Structured Credit - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Structured Credit - Class S	1,000.00	1,019.30	5.69	1.13%

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Board of Trustees (the “Board”) Meeting of April 11, 2019

The Independent Trustees discussed the information received respecting (i) the nature, quality and scope of services provided by James Alpha; (ii) the investment performance of the James Alpha Family Office Portfolio, James Alpha EHS Portfolio, James Alpha Total Hedge Portfolio, James Alpha Event Driven Portfolio and James Alpha Relative Value Portfolio (the “Portfolios”) relative to comparable funds; (iii) the costs of services provided and profits realized by James Alpha; (iv) fees and expenses relative to other comparable funds; (v) the extent to which economies of scale are realized as the Portfolios grow and whether fee levels appropriately reflect economies of scale; and (vi) benefits realized by James Alpha from its relationship with the Portfolios.

The Independent Trustees received a memorandum from their independent legal counsel describing their duties in connection with advisory contract approvals and discussing the factors to be considered by the Board.

Nature, Quality and Scope of Services

The Trustees evaluated the nature, quality and scope of services provided by James Alpha. Among other things, the Trustees considered the investment process utilized, the quality of key investment personnel and the resources devoted to the investment management functions. The Trustees concluded that the nature and extent of the services provided by James Alpha to the Portfolios were necessary for the conduct of the business and investment activities of the Portfolios. The Trustees also concluded that the overall quality of services provided were satisfactory.

Comparative Performance

The performance of each of the Portfolios was compared to a Morningstar Index of funds with investment objectives similar to that of the applicable Portfolio (each, a “benchmark”). Performance was compared over various time periods with an emphasis on longer term performance. The conclusions of the Trustees were as follows:

James Alpha Family Office Portfolio: The Trustees noted that James Alpha became the Adviser to the Portfolio in June 2017 and that since then through February 28, 2019 the Portfolio had outperformed its benchmark. Upon consideration of all factors deemed relevant, the Trustees determined that the performance of the Portfolio was acceptable.

James Alpha EHS Portfolio: The Trustees noted that James Alpha became the Adviser to the Portfolio in August 2017 and that since then through February 28, 2019 the Portfolio had outperformed its benchmark. Upon consideration of all factors deemed relevant, the Trustees determined that the performance of the Portfolio was acceptable.

James Alpha Total Hedge Portfolio: The Trustees noted that James Alpha became the Adviser to the Portfolio in June 2017 and that since then through February 28, 2019 the Portfolio had outperformed its benchmark. Upon consideration of all factors deemed relevant, the Trustees determined that the performance of the Portfolio was acceptable.

James Alpha Event Driven Portfolio: The Trustees noted that James Alpha became the Adviser to the Portfolio in August 2017 and that since then through February 28, 2019 the Portfolio had outperformed its benchmark. Upon consideration of all factors deemed relevant, the Trustees determined that the performance of the Portfolio was acceptable.

James Alpha Relative Value Portfolio: The Trustees noted that James Alpha became the Adviser to the Portfolio in August 2017 and that since then through February 28, 2019 the Portfolio had outperformed its benchmark. Upon consideration of all factors deemed relevant, the Trustees determined that the performance of the Portfolio was acceptable.

Fees Relative to Comparable Funds

The Trustees reviewed the Management Fee rate for each Portfolio and noted the following: (i) fee rates for Event Driven, Total Hedge, Relative Value and EHS Portfolios were slightly lower than the average of comparable funds; and (ii) the fee rate for the James Alpha Family Office Portfolio was higher than the average of comparable funds.

The Trustees noted that most of the Portfolios were considerably smaller than many of the funds in the comparison group and considered, with respect to each Portfolio, the adverse impact of the relatively small sizes of the Portfolios on the costs and profitability of James Alpha. The Trustees also noted that expense caps are in effect for the Portfolios managed by James Alpha. The Trustees evaluated the impact of these expense caps on the net fees received by James Alpha. The Trustees concluded, based on the foregoing, that the Management Fee rate with respect to each of the Portfolios was not excessive relative to comparable funds.

Economies of Scale

The Trustees determined that, at their current sizes, the Portfolios do not enjoy the benefits of economies of scale.

Profitability of Investment Manager

The Trustees reviewed the profitability data that had been provided by James Alpha. The Trustees noted that the provision of services under the Management Agreements had resulted in an overall profit to James Alpha and determined that the profits earned by James Alpha were reasonable in light of the nature and quality of the service provided to the applicable Portfolio. The Trustees considered the financial viability of James Alpha and its ability to continue to provide high quality services and concluded that James Alpha continues to be capable of and committed to providing high quality services.

Other Benefits

The Trustees considered the benefits obtained by James Alpha from its relationship with the Trust. They noted, in this regard, that James Alpha does not have soft dollar arrangements.

Conclusion

Based on the foregoing and such other factors as they deemed relevant, the Independent Trustees determined that continuation of the Management Agreements for each of the Portfolios is in the best interests of the Portfolios and the shareholders.

Rev July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“The Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

●    State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include financial companies such as Saratoga Capital Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Saratoga Advantage Trust

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 8/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 8/8/19

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 8/8/19

* Print the name and title of each signing officer under his or her signature.